     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 1996


                                                SECURITIES ACT FILE NO. 33-37537
                                        INVESTMENT COMPANY ACT FILE NO. 811-6211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                      /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                         POST-EFFECTIVE AMENDMENT NO. 6                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       /X/

                                AMENDMENT NO. 8                              /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                     MERRILL LYNCH U.S. TREASURY MONEY FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

         800 SCUDDERS MILL ROAD
         PLAINSBORO, NEW JERSEY                     08536
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)          (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800

                                 ARTHUR ZEIKEL
                     MERRILL LYNCH U.S. TREASURY MONEY FUND
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:

        COUNSEL FOR THE FUND:                PHILIP L. KIRSTEIN, ESQ.


             BROWN & WOOD                 MERRILL LYNCH ASSET MANAGEMENT
       ONE WORLD TRADE CENTER                      P.O. BOX 9011
      NEW YORK, N.Y. 10048-0557             PRINCETON, N.J. 08543-9011
ATTENTION: THOMAS R. SMITH, JR., ESQ.


                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
                     /X/ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b), OR / / ON (DATE) PURSUANT TO PARAGRAPH (b), OR
                     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
                     / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
                     / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
                     / / ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

               IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                     / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW
                         EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
                            ------------------------


     THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT JANUARY 23, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                             PROPOSED          PROPOSED
                                                              MAXIMUM           MAXIMUM
        TITLE OF SECURITIES           AMOUNT OF SHARES    OFFERING PRICE       AGGREGATE          AMOUNT OF
         BEING REGISTERED             BEING REGISTERED       PER UNIT       OFFERING PRICE    REGISTRATION FEE
Shares of beneficial interest (par
  value $.10 per share)............      48,740,448            $1.00           $290,000*            $100


*(1) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.


 (2) The total amount of securities redeemed or repurchased during Registrant's previous fiscal year was 166,444,550 shares of beneficial interest.



 (3) 117,994,102 of the shares described in (2) above have been used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year.



 (4) 48,450,448 of the shares redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this amendment to the Registration Statement.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     MERRILL LYNCH U.S. TREASURY MONEY FUND
                      REGISTRATION STATEMENT ON FORM N-1A
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                 LOCATION
--------------------------------------------  --------------------------------
PART A
  Item  1.  Cover Page......................  Cover Page
  Item  2.  Synopsis........................  Fee Table
  Item  3.  Condensed Financial
              Information...................  Financial Highlights; Yield
                                                Information
  Item  4.  General Description of
              Registrant....................  Investment Objectives and
                                                Policies; Organization of the
                                                Fund
  Item  5.  Management of the Fund..........  Fee Table; Management of the
                                                Fund; Portfolio Transactions;
                                                Inside Back Cover Page
  Item  5A. Management's Discussion of Fund
              Performance...................  Not Applicable
  Item  6.  Capital Stock and Other
              Securities....................  Organization of the Fund
  Item  7.  Purchase of Securities Being
              Offered.......................  Cover Page; Fee Table; Purchase
                                                of Shares; Redemption of Shares;
                                                Inside Back Cover Page
  Item  8.  Redemption or Repurchase........  Purchase of Shares; Redemption
                                                of Shares
  Item  9.  Pending Legal Proceedings.......  Not Applicable

PART B
  Item 10.  Cover Page......................  Cover Page
  Item 11.  Table of Contents...............  Back Cover Page
  Item 12.  General Information and
              History.......................  Not Applicable
  Item 13.  Investment Objectives and
              Policies......................  Investment Objectives and
                                                Policies
  Item 14.  Management of the Fund..........  Management of the Fund
  Item 15.  Control Persons and Principal
              Holders of Securities.........  Management of the Fund
  Item 16.  Investment Advisory and Other
              Services......................  Management of the Fund; Purchase
                                                of Shares; General Information
  Item 17.  Brokerage Allocation............  Portfolio Transactions
  Item 18.  Capital Stock and Other
              Securities....................  General Information--Description
                                                of Shares
  Item 19.  Purchase, Redemption and Pricing
              of Securities Being Offered...  Purchase of Shares; Redemption
                                                of Shares; Purchase and
                                                Redemption of Shares through

                                                Merrill Lynch Retirement
                                                Plans; Determination of Net
                                                Asset Value
  Item 20.  Tax Status......................  Taxes
  Item 21.  Underwriters....................  Purchase of Shares
  Item 22.  Calculation of Performance
              Data..........................  Not Applicable
  Item 23.  Financial Statements............  Financial Statements; Yield
                                                Information

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
MARCH 28, 1996

                     MERRILL LYNCH U.S. TREASURY MONEY FUND
    P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 PHONE NO. (609) 282-2800
                            ------------------------

     Merrill Lynch U.S. Treasury Money Fund (the 'Fund') is a no-load, diversified, open-end investment company seeking preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Treasury. For purposes of its investment policies, the Fund defines short-term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having a maturity of no more than 762 days (25 months). There can be no assurance that the investment objectives of the Fund will be realized.

     The net income of the Fund is declared as dividends daily and reinvested at net asset value in additional shares. The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders. The shares of the Fund are neither insured nor guaranteed by the U.S. Government.

     Shares of the Fund may be purchased at their net asset value without any sales charge. The minimum initial purchase is $5,000 and subsequent purchases generally must be $1,000 or more. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100. The minimum initial purchase with respect to pension, profit sharing, individual retirement and other retirement plans is $100 and the minimum subsequent purchase with respect to these plans is $1. The minimum initial purchase under the Merrill Lynch Blueprint(Service Mark) Program is $500 (or $50 if the shareholder elects to participate in the automatic investment of sale proceeds option on the Merrill Lynch Blueprint(Service Mark) Program application form) and the minimum subsequent purchase is $50. Shares may be redeemed at any time at net asset value as described herein. The Fund has adopted a Shareholder Servicing Plan and Agreement in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the 'Investment Company Act'). See 'Purchase of Shares' and 'Redemption of Shares'.


     Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the 'Distributor'), P.O. Box 9081, Princeton, New Jersey 08543-9081, Tel. No.
(609) 282-2800, or from securities dealers which have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch'). See 'Purchase of Shares'.

                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION

      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------


     This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated March 28, 1996 (the 'Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or writing to the Fund at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                            ------------------------

                    MERRILL LYNCH ASSET MANAGEMENT--MANAGER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                                   FEE TABLE



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995:

     Management Fees(a).................  0.50%
     Rule 12b-1 Fees(b).................  0.12%
     Other Expenses(c)..................  0.56%
                                          ----
     Total Fund Operating Expenses(d)...  1.18%
                                          ----
                                          ----


---------------
(a) See 'Management of the Fund--Management and Advisory Arrangements'--page 6.
(b) See 'Purchase of Shares--Distribution Plan'--page 9.
(c) See 'Management of the Fund--Transfer Agency Services'--page 7.

(d) The Manager voluntarily elected to waive $214,109 of its management fee for the year ended November 30, 1995. The Total Fund Operating Expenses have been restated to assume the absence of any such waiver or reimbursement because the Manager may discontinue or reduce such waiver of fees at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, for the fiscal year ended November 30, 1995 was 0.83%.



                                             CUMULATIVE EXPENSES PAID FOR THE
                                                        PERIOD OF:
                                          --------------------------------------
  EXAMPLE:                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          --------  --------  --------  --------
          An investor would pay the
     following expenses on a $1,000
     investment, assuming an operating
     expense ratio of 1.18% and a 5%
     annual return throughout the
     periods............................    $12       $37       $65      $143


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. Financial Statements for the year ended November 30, 1995 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements.


     Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Fund at the telephone number or address on the front cover of this Prospectus.


                                                                             FOR THE PERIOD
                                        FOR THE YEAR ENDED NOVEMBER 30,        APRIL 15,
INCREASE (DECREASE) IN NET ASSET     -------------------------------------      1991+ TO
VALUE:                                1995      1994      1993      1992     NOV. 30, 1991
                                     -------   -------   -------   -------   --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period...........................  $  1.00   $  1.00   $  1.00   $  1.00      $   1.00
                                     -------   -------   -------   -------   --------------
  Investment income--net...........    .0484     .0317     .0262     .0312         .0328
  Realized and unrealized gain
     (loss) on investments--net...     .0009    (.0002)    .0010     .0014         .0029
                                     -------   -------   -------   -------   --------------
Total from investment operations...    .0493     .0315     .0272     .0326         .0357
                                     -------   -------   -------   -------   --------------
Less dividends and distributions:
  Investment income--net...........   (.0484)   (.0317)   (.0262)   (.0312)       (.0328)
  Realized gain on
     investments--net..............   (.0004)   (.0002)   (.0004)   (.0020)       (.0029)++
                                     -------   -------   -------   -------   --------------
Total dividends and
  distributions....................   (.0488)   (.0319)   (.0266)   (.0332)       (.0357)
                                     -------   -------   -------   -------   --------------
Net asset value, end of period.....  $  1.00   $  1.00   $  1.00   $  1.00      $   1.00
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
Total Investment Return............     4.99%     3.22%     2.69%     3.37%         5.58%*
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement and
  excluding distribution fees......      .71%      .59%      .41%      .53%          .27%*

                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
Expenses, net of reimbursement.....      .83%      .71%      .53%      .65%          .39%*
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
Expenses...........................     1.18%     1.06%      .96%     1.16%         1.55%*
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
Investment income and realized gain
  on investments--net..............     4.89%     3.16%     2.66%     3.41%         5.45%*
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------
SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).......................  $56,318   $57,184   $70,544   $80,978      $ 94,301
                                     -------   -------   -------   -------   --------------
                                     -------   -------   -------   -------   --------------


---------------
 * Annualized.
 + Commencement of Operations.
++ Includes unrealized gain (loss).

                               YIELD INFORMATION

     Set forth below is yield information for the indicated seven-day periods, computed to include and exclude realized and unrealized gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods.


                                                  SEVEN-DAY PERIOD ENDED
                                          --------------------------------------
                                          FEBRUARY 29, 1996   NOVEMBER 30, 1995
                                          ------------------  ------------------
Annualized Yield:
     Including gains and losses.........           4.43%               4.71%
     Excluding gains and losses.........           4.41%               4.72%
Compounded Annualized Yield.............           4.51%               4.83%
Average maturity of portfolio at end of
  period................................         76 days             62 days


     The yield of the Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then annualized; that is, the amount of income generated by the investment during that period is assumed to be generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.

     The yield on Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yield is affected by changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield over a stated period of time.


     On occasion, the Fund may compare its yield to (i) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(Trademark) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (iii) yield data reported by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (iv) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with other performance data, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.


                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Fund are to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Treasury. The investment objectives are fundamental policies of the Fund and may not be changed without a vote of the majority of the outstanding shares of the Fund.

     Preservation of capital is a prime investment objective of the Fund, and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities.

Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.


     For purposes of its investment objectives, the Fund defines short-term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar weighted average maturity of the Fund's portfolio will not exceed 90 days. During the fiscal year ended November 30, 1995, the average maturity of its portfolio ranged from 39 days to 84 days.


     Investment in Fund shares offers several benefits. The Fund seeks to provide as high a yield potential, consistent with preservation of capital, as is available through investment in short-term U.S. Treasury obligations, by utilizing professional money market management and block purchases of securities and yield improvement techniques. The Fund provides high liquidity because of its redemption features and seeks reduced risk resulting from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. There can be no assurance that the investment objectives of the Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

     In managing the Fund, Merrill Lynch Asset Management, L.P. ('MLAM' or the 'Manager') will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. The Fund seeks to enhance yield by purchasing and selling securities based on these yield disparities.

     Forward Commitments. The Fund may purchase portfolio securities on a forward commitment basis at fixed purchase terms. The purchase will be recorded on the date the Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward commitment. Although the Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     When-Issued Securities and Delayed Delivery Transactions. The Fund also may purchase portfolio securities on a when-issued basis, and it may purchase or sell portfolio securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The Fund will maintain a segregated account with its custodian of cash or Treasury securities having a market value at all times at least equal to the amount of its commitments in connection with such purchase transactions.

     Investment Restrictions. The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment

Company Act. Among the more significant restrictions, the Fund may not purchase any securities other than direct obligations of the U.S. Treasury having maturities of 762 days (25 months) or less.

                             MANAGEMENT OF THE FUND

TRUSTEES

     The Trustees of the Fund consist of six individuals, five of whom are not 'interested persons' of the Fund, as defined in the Investment Company Act. The Trustees of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     The Trustees of the Fund are:


     ARTHUR ZEIKEL*--President of MLAM and its affiliate, Fund Asset Management,
        L.P. ('FAM'); President and Director of Princeton Services, Inc. ('Princeton Services'); Executive Vice President of Merrill Lynch & Co., Inc. ('ML & Co.'); and Director of the Distributor.



     DONALD CECIL--Special Limited Partner of Cumberland Partners (an investment partnership).

     M. COLYER CRUM--James R. Williston Professor of Investment Management, Harvard Business School.

     EDWARD H. MEYER--Chairman of the Board of Directors, President and Chief
        Executive Officer of Grey Advertising Inc.

     JACK B. SUNDERLAND--President and Director of American Independent Oil
        Company, Inc. (an energy company).

     J. THOMAS TOUCHTON--Managing Partner of The Witt-Touchton Company (a private investment partnership).

---------------
* Interested person, as defined in the Investment Company Act, of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS


     MLAM, which is owned and controlled by ML & Co., a financial services holding company, acts as the Manager for the Fund and provides the Fund with management services. The Manager or an affiliate of the Manager, FAM, acts as the investment adviser for more than 130 registered investment companies and provides investment advisory services to individual and institutional accounts. As of February 29, 1996, the Manager and FAM had a total of approximately $208.7 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Manager.



     The investment advisory agreement with the Manager (the 'Management Agreement') provides that, subject to the direction of the Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager subject to review by the Board of Trustees. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Fund.

     As compensation for its services under the Management Agreement, the Manager receives a fee from the Fund at the end of each month at the annual rate of 0.50% of the Fund's average daily net assets. For the fiscal year ended November 30, 1995, the total management fee payable by the Fund to the Manager aggregated $305,869 (based on average net assets of approximately $61.2 million). At February 29, 1996, the net assets of the Fund aggregated approximately $59.5 million. At this asset level, the annual management fee would aggregate $297,400.




     The Management Agreement obligates the Fund to pay certain expenses incurred in its operations, including, among other things, the management fee, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, Custodian and Transfer Agent fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Fund by the Manager, and the Fund reimburses the Manager for its costs in connection with such services. For the fiscal year ended November 30, 1995, the Fund paid $38,315 to the Manager in connection with accounting services, and the ratio of total expenses, net of reimbursement, to average net assets was 0.83%.



     John Ng, Vice President and Portfolio Manager of the Fund, is primarily responsible for the day to day management of the Fund. Mr. Ng has been a Portfolio Manager and Vice President of the Manager since 1993.


TRANSFER AGENCY SERVICES


     The Fund has entered into a transfer agency, shareholder servicing agency and proxy agency agreement (the 'Transfer Agency Agreement') with Merrill Lynch Financial Data Services, Inc. (the 'Transfer Agent'), a subsidiary of ML & Co. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee at the annual rate of $15.00 per shareholder account, and is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For the fiscal year ended November 30, 1995, the total fee paid by the Fund to the Transfer Agent pursuant to the Transfer Agency Agreement was $38,247. At February 29, 1996, the Fund had 1,439 shareholder accounts. At this level of accounts, the annual fee payable to the Transfer Agent would aggregate approximately $21,585, plus out-of-pocket expenses.


                               PURCHASE OF SHARES


     The Fund is offering its shares without a sales charge at a public offering price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal funds become available to the Fund. If Federal funds are available to the Fund prior to the determination of net asset value (generally 4:00 P.M., New York time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Fund or the Distributor.


     The minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply in the case of purchases made under certain retirement plans. The Fund may, at its discretion, establish reduced minimum initial and subsequent purchase requirements with respect to various types of accounts. Participants in the self-directed retirement plans for which Merrill Lynch acts as passive custodian may invest in shares of the Fund with a minimum initial purchase of $100 and a minimum subsequent purchase of $1. Information concerning investments in the Fund by participants in retirement plans for which Merrill Lynch acts as passive custodian is set forth under 'Purchase and Redemption of Shares through Merrill Lynch Retirement

Plans' in the Statement of Additional Information. A variety of retirement plans are also available from the Distributor. The minimum initial investment under these plans is $100 and the minimum subsequent investment is $1. In addition, there is no minimum investment under certain corporate pension and profit-sharing plans which have established self-directed employee sub-accounts with Merrill Lynch. The minimum initial purchase with respect to other retirement plans and pension and profit-sharing plans is $100 and the minimum subsequent investment is $1. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100.

METHODS OF PAYMENT

     Payment Through Securities Dealers. Investment in the Fund may be made through securities dealers, including Merrill Lynch, who have entered into selected dealer agreements with the Distributor. In such a case, the dealer will transmit payment to the Fund on behalf of the investor and will supply the Fund with the required account information. Generally, purchase orders placed through Merrill Lynch will be made effective on the day following the day the order is placed with Merrill Lynch, except that orders received through the Merrill Lynch Blueprint(Service Mark) Program ('Blueprint') in some circumstances may be executed two business days following the day the order is placed with Merrill Lynch. Investments in the Fund through Blueprint may be made only through Merrill Lynch. Such orders should be sent to Merrill Lynch, Pierce, Fenner & Smith Incorporated, Attention: The Blueprint(Service Mark) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Blueprint maintains a toll-free telephone number for inquiries: (800) 637-3766. Investors who are not placing orders through Blueprint and who desire same day effectiveness should utilize the Payment by Wire procedure described below. Merrill Lynch has an order procedure pursuant to which investors can have the proceeds from the sale of listed securities invested in shares of the Fund on the day investors receive such proceeds in their Merrill Lynch securities accounts. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts of Merrill Lynch will not have their funds invested in the Fund until the day after the order is placed with Merrill Lynch and will not receive the daily dividend which would have been received had their funds been invested in the Fund on the day the order was placed with Merrill Lynch.


     Payment by Wire. An expeditious method of investing in the Fund is available through the transmittal of Federal funds by wire to the Transfer Agent. The Fund will not be responsible for delays in the wiring system. To purchase shares by wiring Federal funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Merrill Lynch Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch U.S. Treasury Money Fund and should include the shareholder's name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal funds.



     Payment to the Transfer Agent. Purchase orders for which remittance is to be made by check may be submitted directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application. Existing shareholders should enclose the detachable stub from a monthly account statement which they have received. Checks should be made payable to Merrill Lynch Funds Distributor, Inc. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in

U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.


DISTRIBUTION PLAN


     The Fund has adopted a shareholder servicing plan and agreement (the 'Plan') in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Fund is authorized to pay Merrill Lynch a fee at the annual rate of 0.125% of the average daily net asset value of Fund accounts maintained through Merrill Lynch. The Plan reimburses Merrill Lynch only for actual expenses incurred in the fiscal year in which the fee is paid. The fee is principally to provide compensation to Merrill Lynch financial consultants and other Merrill Lynch personnel for providing certain services to shareholders who maintain their Fund accounts through Merrill Lynch. The fee is for direct personal services to Fund shareholders. Under the Plan, Merrill Lynch, in its sole discretion, may expend out of the fee an amount not exceeding 0.01% of such average daily net asset value as reimbursement for expenditures incurred in advertising activities promoting the sale, marketing and distribution of the shares of the Fund. For the fiscal year ended November 30, 1995, $73,258 was paid to Merrill Lynch pursuant to the Plan (based on average net assets subject to the Plan of $61.2 million). At February 29, 1996, the net assets of the Fund subject to the Plan aggregated approximately $59.5 million. At this asset level, the annual fee payable to Merrill Lynch pursuant to the Plan would aggregate $74,350.



                              REDEMPTION OF SHARES

     The Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value (generally 4:00 P.M., New York time), on any day during which the New York Stock Exchange or New York banks are open for business, the redemption will be effective on such day and payment will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. If notice of a redemption of shares held in connection with Blueprint is received by Merrill Lynch prior to the Fund's determination of net asset value, it will be effective on the business day following receipt of the redemption request. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the second business day thereafter.


     At various times, the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or a certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which may take up to 10 days.


     Information concerning redemptions by participants in the self-directed retirement plans for which Merrill Lynch acts as passive custodian is set forth in the Statement of Additional Information.

METHODS OF REDEMPTION

     Set forth below is information as to the five methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

     Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder's request, the Transfer Agent will provide the shareholder with checks drawn on the custody account of the Fund with the Custodian. These checks can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Fund as authority to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Cancelled checks will be returned to the shareholder by the Transfer Agent.


     Shareholders will be subject to the Transfer Agent's rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days' notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption 'Check Redemption Privilege' in the Purchase Application. The Transfer Agent will then send checks to the shareholder.


     Federal Funds Redemption. Shareholders also may arrange to have redemption proceeds of $5,000 or more wired in Federal funds to a pre-designated bank account. In order to be eligible for Federal funds redemption, the shareholder must designate on his or her Purchase Application the domestic commercial bank and account number to receive the proceeds of his or her redemption and must have his or her signature on the Purchase Application guaranteed. The redemption request for Federal funds redemption may be made by telephone, wire or by letter to the Transfer Agent and, if received before the determination of net asset value of the Fund on any business day (generally 4:00 P.M., New York time), the redemption proceeds will be wired to the investor's predesignated bank account on the next business day. Shareholders may effect Federal funds redemptions by telephoning the Transfer Agent at (800) 221-7210 toll-free. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, the Fund may be liable for any losses due to fraudulent or unauthorized instructions. Among other things, redemption proceeds may only be wired into the bank account designated on the Purchase Application. The investor must independently verify this information at the time the redemption request is made.


     Repurchase Through Securities Dealers. The Fund will repurchase shares through securities dealers. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Fund (generally 4:00 P.M., New York time) on any business day.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Fund. Redemption of Fund shares held in connection with Blueprint may be made only through Merrill Lynch. Such a redemption may be made by submitting a written notice by mail directly to Merrill Lynch, Pierce,

Fenner & Smith Incorporated, Attention: The Blueprint(Service Mark) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Investors whose shares are held through Blueprint also may effect notice of redemption by telephoning Merrill Lynch at (800) 637-3766 toll-free. The Fund reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Fund will promptly notify any shareholder of any rejection of a repurchase with respect to his or her shares. For shareholders repurchasing through their securities dealer, payment will be made by the Transfer Agent to the dealer.



     Regular Redemption. Shareholders may redeem shares by submitting a written notice by mail directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Fund. The notice requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the redemption request must be guaranteed by an 'eligible guarantor institution' as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient.


     Automatic Redemption. Merrill Lynch has instituted an automatic redemption procedure applicable to shareholders of the Fund who maintain securities accounts with Merrill Lynch. Merrill Lynch may utilize this procedure, which is not applicable to margin accounts, to satisfy amounts due it by the shareholder as a result of account fees and expenses owed to Merrill Lynch or one of its affiliates or as a result of purchases of securities or other transactions in the shareholder's securities account. Under this procedure, unless the shareholder notifies Merrill Lynch to the contrary, the shareholder's Merrill Lynch securities account will be scanned each business day prior to the determination of net asset value of the Fund (generally 4:00 P.M., New York time); after application of any cash balances in the account, a sufficient number of Fund shares will be redeemed at net asset value, as determined on that day, to satisfy any amounts for which the shareholder is obligated to make payment to Merrill Lynch or one of its affiliates. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and Merrill Lynch or its affiliate will receive the redemption proceeds on the business day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

                            ------------------------

     Due to the relatively high cost of maintaining accounts of less than $1,000, the Fund reserves the right to redeem shares in any account (other than accounts which have a minimum initial purchase of less than $1,000) for their then current value (which will be promptly paid to the shareholder), if at any time the total investment does not have a value of at least $1,000. Shareholders will be notified that the value of their account is less than $1,000 and allowed two months to make an additional investment before the redemption is processed. In such event, the $1,000 minimum on subsequent investment will not be applicable.

                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or to change options with respect thereto can be obtained from the Fund, the Distributor or Merrill Lynch. Included in such services are the following:


     Investment Account. Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his or her dealer. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent at (800) 221-7210 toll-free. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically, without charge, at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.



     Exchange Privilege. Shareholders of the Fund have an exchange privilege with Class D shares of certain other mutual funds advised by the Manager or FAM ('MLAM-advised mutual funds'). Alternatively, shareholders may exchange shares of the Fund for Class A shares of one of the MLAM-advised mutual funds if the shareholder holds any Class A shares of that fund in his or her account in which the exchange is made at the time of the exchange or is otherwise an eligible Class A investor. Shareholders of the Fund also may exchange shares of the Fund into shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Fund shares. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated at any time in accordance with the rules of the Securities and Exchange Commission. Exercise of the exchange privilege is treated as a sale for Federal income tax purposes. For further information, see 'Shareholder Services--Exchange Privilege' in the Statement of Additional Information.


     Accrued Monthly Payout Plan.  Shareholders desiring their dividends in cash may enroll in this plan and receive monthly cash payments resulting from the redemption of the shares received on dividend reinvestments during the month.


     Systematic Withdrawal Plan. A shareholder may elect to receive systematic withdrawal checks from his or her Investment Account on either a monthly or quarterly basis.



     Automatic Investment Plan. Regular additions may be made to an investor's Investment Account by prearranged charges to his or her regular bank account at a minimum of $50 per month.

                             PORTFOLIO TRANSACTIONS

     The portfolio securities in which the Fund invests are traded in the over-the-counter market. The Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the U.S. Treasury. Portfolio securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio transactions primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. An affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.


     The Securities and Exchange Commission has issued an exemptive order permitting the Fund to conduct certain principal transactions with Merrill Lynch Government Securities, Inc. or its subsidiary, Merrill Lynch Money Markets, Inc., subject to certain terms and conditions. During the fiscal year ended November 30, 1995, the Fund engaged in no transactions pursuant to such order.


                             ADDITIONAL INFORMATION

DIVIDENDS

     All of the net income of the Fund is declared as dividends daily. The Fund's net income for dividend purposes is determined by the Manager at the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time), on each day the New York Stock Exchange is open for business, immediately prior to the determination of the Fund's net asset value on that day. See 'Determination of Net Asset Value'. Net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii)

less the estimated expenses of the Fund (including the fees payable to the Manager) applicable to that dividend period and (iii) plus or minus all realized gains and losses on the portfolio securities. Dividends are declared and reinvested daily in the form of additional full and fractional shares of the Fund at net asset value.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund is determined by the Manager once daily, immediately after the daily declaration of dividends, on each day during which the New York Stock Exchange or New York banks are open for business. Such determination is made as of the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) or, on days when the New York Stock Exchange is closed but New York banks are open, at 4:00 P.M., New York time. The net asset value is computed pursuant to the 'penny rounding' method by dividing the fair value of all securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities by the total number of shares outstanding at such time. The result of this computation will be rounded to the nearest whole cent. It is anticipated that the net asset value will remain constant at $1.00 per share.

     The securities of the Fund are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Fund. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, i.e., by valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


TAXES

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ('RICs') under the Internal Revenue Code of 1986, as amended (the 'Code'). If it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Fund intends to distribute substantially all of such income.


     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as 'ordinary income dividends') are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ('capital gain dividends') are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.


     If the value of assets held by the Fund declines, the Board of Directors may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.



     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.




     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.



     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Treasury obligations. State law varies as to whether dividend income attributable to U.S. Treasury obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

ORGANIZATION OF THE FUND

     The Fund was organized on October 30, 1990 as a business trust under the laws of the Commonwealth of Massachusetts.

     The Fund is a no-load, diversified, open-end investment company. The Declaration of Trust of the Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class. Upon liquidation of the Fund, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares are fully paid and nonassessable by the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and to vote in the election of Trustees and on other matters submitted to the vote of shareholders.

     The Declaration of Trust of the Fund does not require that the Fund hold annual meetings of shareholders. However, the Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Fund. The Fund also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Fund's Declaration of Trust provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Prospectus.

SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for all of the shareholder's related accounts the shareholder should notify in writing:


                               Merrill Lynch Financial Data Services, Inc.
                               P.O. Box 45290
                               Jacksonville, FL 32232-5290



The notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. If you have any questions regarding this, please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-221-7210.


                            ------------------------


     The Declaration of Trust establishing the Fund, a copy of which, together with all amendments thereto (the 'Declaration'), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Merrill Lynch U.S. Treasury Money Fund' refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund but the 'Trust Property' (as defined in the Declaration) only shall be liable.

MERRILL LYNCH U.S. TREASURY MONEY FUND PURCHASE APPLICATION
--------------------------------------------------------------------------------


INSTRUCTIONS Send this completed form to:
MERRILL LYNCH FINANCIAL DATA SERVICES, INC., P.O. Box 45290, Jacksonville, Florida 32232-5290 Note: This form may not be used for purchases through the Merrill Lynch Blueprint(Service Mark) Program. You may request a Merrill Lynch Blueprint(Service Mark) Program application form by calling toll free (800) 637-3766.


--------------------------------------------------------------------------------

1. TO REGISTER SHARES  THE ACCOUNT SHOULD BE REGISTERED AS FOLLOWS:

(Please print
 except for    / / / / / / / / / / / / / / / / / / / / / / / / /
 signatures)
               Print Applicant's Name. For clarity, please skip a space between names.

               / / / / / / / / / /
               Social Security No.
               or Tax ID No.

               / / / / / / / / / / / / / / / / / / / / / / / / /
               Print Joint Registrant's Name, if any. In case of joint registration, a joint tenancy with right of survivorship will be presumed, unless otherwise indicated.

------------------------------------------------------------------------------

------------------------------------------------------------------------------
Street Address        City                  State                    Zip Code

------------------------------------------------------------------------------
Occupation                                   Name and Address of Employer

                                             ---------------------------------

                                             ---------------------------------

Amount of Investment $
--------------------------------------------------------------------------------

Please make any check payable to Merrill Lynch Financial Data Services, Inc.
   Home Phone No. (Include Area Code)                         Business Phone No.


--------------------------------------------------------------------------------

2. CHECK REDEMPTION PRIVILEGE  (SEE TERMS AND CONDITIONS IN THE PROSPECTUS)



/ /            I hereby request and authorize Merrill Lynch Financial Data
Check Box      Services, Inc. (the 'Transfer Agent') to honor checks or
(If desired)   automatic clearing house ('ACH') debits drawn by me on my Merrill
               Lynch U.S. Treasury Money Fund (the 'Fund') account subject to acceptance by the Fund, with payment therefor to be made by redeeming sufficient shares in my account without a signature guarantee. The Transfer Agent and the Fund do hereby reserve all their lawful rights for honoring checks or ACH debits drawn by me and for effecting redemptions pursuant to the Check Redemption
               Privilege. I understand that this election does not create a checking or other bank account relationship between myself and the Transfer Agent or the Fund and that the relationship between myself and the Transfer Agent is that of shareholder-transfer agent.
               FOR JOINT ACCOUNT: CHECK HERE WHETHER EITHER OWNER / / IS
               AUTHORIZED, OR ALL OWNERS / /  ARE REQUIRED TO SIGN CHECKS.

--------------------------------------------------------------------------------

3. FEDERAL FUNDS REDEMPTION  (SEE TERMS AND CONDITIONS IN THE PROSPECTUS)

/ /            The undersigned hereby authorizes and directs Merrill Lynch
Check Box      Financial Data Services, Inc. (the 'Transfer Agent') to act on
(If desired)   telephonic, telegraphic or other instructions (without signature guarantee) from any person representing himself to be either the investor or any authorized representative of the investor, directing redemption of shares in an amount of $5,000 or more of
               Merrill Lynch U.S. Treasury Money Fund (the 'Fund') held by the
               Transfer Agent on behalf of the undersigned, and to transmit the proceeds by wire only to the bank account designated below.
               Any change in the bank account designated to receive redemption proceeds shall require a signature guarantee. The investor understands and agrees that the Fund and the Transfer Agent reserve the right to refuse any instructions.
               The Transfer Agent requires additional documentation from
               corporations, partnerships, trustees and similar institutional investors in addition to this authorization (see No. 9 below).
               Absent its own negligence, and so long as reasonable procedures to confirm the validity of telephoned instructions are employed, neither the Fund nor Merrill Lynch Financial Data Services, Inc.
               shall be liable for any redemption caused by unauthorized
               instructions. Investors may effect notice of this type of
               redemption by telephoning the Transfer Agent at the toll-free number (800) 221-7210. Shares which are being repurchased through securities dealers will not qualify for Federal Funds redemption.


FILL OUT THE REST OF THIS SPACE ONLY IF THE ABOVE BOX IS CHECKED. IN ADDITION, YOUR SIGNATURE(S) MUST BE GUARANTEED. YOUR BANK MUST BE A MEMBER OF THE FEDERAL RESERVE OR HAVE A CORRESPONDENT BANKING RELATIONSHIP WITH A BANK THAT DOES BELONG TO THE FEDERAL RESERVE.

                                          IF YOUR BANK IS NOT A MEMBER OF THE
ENCLOSE A SPECIMEN COPY OF YOUR           FEDERAL RESERVE:
PERSONAL CHECK (MARKED 'VOID') FOR THE
BANK ACCOUNT LISTED BELOW.                --------------------------------------
IF YOUR BANK IS A MEMBER OF THE           Correspondent Bank Name   Routing Code
FEDERAL RESERVE:

--------------------------------------    --------------------------------------
Your Bank Name       Bank Routing Code    Your Bank Name       Bank Routing Code

--------------------------------------    --------------------------------------
Your Account Name       Account Number    Your Account Name  Your Account Number

--------------------------------------    --------------------------------------
Address of Bank  City  State  Zip Code    Your Bank Address  City State Zip Code


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4. AUTOMATIC INVESTMENT PLAN PRIVILEGE (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

/ / Check this box only if you wish to have an Authorization Form sent to you.

--------------------------------------------------------------------------------

5. SYSTEMATIC WITHDRAWAL PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

Minimum Requirements: $10,000 for monthly disbursement, $5,000 for quarterly, of shares in Merrill Lynch U.S. Treasury Money Fund at cost or current offering price. In addition, your signature(s) must be guaranteed. This option is available only if you do not check No. 5.


The undersigned hereby authorizes and directs Merrill Lynch Financial Data Services, Inc. on (check only one)


/ / the 24th of each month

/ / March 24, June 24, September 24 and December 24


  / / to redeem a sufficient number of shares in my account to generate redemption proceeds of $ ____________; or


  / / to redeem _________% of the shares in my account on such date and pay the redemption proceeds by check payable to the order of (check only one)

/ / the registered owner as indicated in item 1 hereinabove.

/ / (other) _______________________________________________

Such checks or ACH debits shall be mailed to (check only one)

/ / the address indicated in item 1 hereinabove.

/ / the following name and address:

___________________________________________________________

___________________________________________________________

6. ACCRUED MONTHLY PAYOUT PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)



/ /
Check Box           The undersigned hereby authorizes and directs Merrill Lynch
(if desired)        Financial Data Services, Inc. to redeem as of the last
                    Friday of each month all shares purchased during such month through reinvestment of dividends and distributions and send the proceeds to me.

--------------------------------------------------------------------------------

7. OTHER INFORMATION

This application enables you to take advantage of any or all of the optional services available to Merrill Lynch U.S. Treasury Money Fund shareholders and will update any options in effect for your account.

If you select the Check Redemption Privilege, a supply of checks imprinted with your name and shareholder account number will be sent to you in approximately 10 days. You should be certain that a sufficient number of shares are held by the Transfer Agent for your account to cover the amount of any check drawn by you. If insufficient shares are in the account, the check will be returned or the ACH debit will be dishonored marked insufficient funds. Since the dollar value of your account is constantly changing, the total value of your account cannot be determined in advance and the account cannot be entirely redeemed by check or ACH debit. If the Check Redemption Privilege is being requested for an account in the name of a corporation or other institution, the following additional documents must be submitted with this authorization.

CORPORATIONS--'Certification of Corporate Resolution,' indicating the names and titles of officers authorized to write checks or to draw ACH debits, must be signed by an officer other than one empowered to execute transactions, with his signature guaranteed and the corporate seal affixed.

PARTNERSHIPS--'Certificate of Partnership,' naming the partners and the required number that may act in accordance with the terms of the Partnership Agreement, is to be executed by a general partner with his signature guaranteed.

TRUSTS--'Certification of Trustees,' naming the trustees and the required number that may act in accordance with the terms of the Trust Agreement, must be executed by a certifying trustee with his signature guaranteed and under the corporate seal.

If you are adding or reinstating the Federal Funds Redemption option, the signature(s) must be guaranteed in the space provided below. Your signature(s) must be guaranteed by a commercial bank (not a savings bank) in New York City or one having a New York City correspondent, or by a member firm of any national securities exchange. (A Notary Public's seal does not constitute a signature guarantee.)

--------------------------------------------------------------------------------

8. SIGNATURES

Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed under 'Additional Information--Taxes') either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ('IRS') has notified me that I am no longer subject thereto.


INSTRUCTIONS: You must strike out the language in (2) above if you have been notified that you are subject to backup withholding due to underreporting and you have not received a notice from the IRS that backup withholding has been terminated. By your signature below, you authorize the furnishing of this certification to other Merrill-Lynch-sponsored mutual funds.

By the execution of this Purchase Application, the investor represents and warrants that the investor has full right, power and authority to make the investment applied for pursuant to this Application, and the person or persons signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.


The investor hereby affirms that he or she has received a current Fund Prospectus and appoints Merrill Lynch Financial Data Services, Inc. as his or her agent to receive dividends and distributions for their automatic reinvestment in additional Fund shares.



---------------------------  --------  --------------------------------------
Signature of Investor           Date   Signature of Joint Registrant, if any



Signature(s) Guaranteed: (only for those electing No. 3 or No. 5)



                                NOTE: The Guarantor must be either a U.S.
                                commercial bank (not a savings bank) or a trust company in New York City or one that is a correspondent of a New York City commercial bank or trust company, or a member firm of a national securities exchange. (A Notary Public's seal does not constitute a signature guarantee.)

By:
------------------------------
  (Authorized Signatory)


--------------------------------------------------------------------------------

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                                    MANAGER
                         Merrill Lynch Asset Management
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011



                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                                Mailing Address:
                                 P.O. Box 9081
                        Princeton, New Jersey 08543-9081


                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10286


                                 TRANSFER AGENT
                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484
                                Mailing Address:
                                 P.O. Box 45290
                        Jacksonville, Florida 32232-5290



                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                                117 Campus Drive
                        Princeton, New Jersey 08540-6400


                                    COUNSEL
                                  Brown & Wood
                             One World Trade Center
                         New York, New York 10048-0557

     NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED THEREIN, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE MANAGER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS


                              PAGE
                              ----
Fee Table.....................  2
Financial Highlights..........  3
Yield Information.............  4
Investment Objectives and
  Policies....................  4
Management of the Fund........  6
  Trustees....................  6
  Management and Advisory
     Arrangements.............  6
  Transfer Agency Services....  7
Purchase of Shares............  7
  Methods of Payment..........  8
  Distribution Plan...........  9
Redemption of Shares..........  9
  Methods of Redemption.......  10
Shareholder Services..........  12
Portfolio Transactions........  13
Additional Information........  13
  Dividends...................  13
  Determination of Net Asset
     Value....................  13
  Taxes.......................  14
  Organization of the Fund....  15
  Shareholder Inquiries.......  16
  Shareholder Reports.........  16
Purchase Application..........  17


Code # 11624-0396


[LOGO] MERRILL LYNCH

[ARTWORK]


          [ARTWORK]


   Merrill Lynch U.S. Treasury
   Money Fund is organized
   as a Massachusetts business
   trust. It is not a bank nor
   does it offer fiduciary or
   trust services. Shares of the
   Fund are not equivalent to
   a bank account. A share-
   holder's investment in the
   Fund is not insured by any
   Government agency.

   PROSPECTUS


   March 28, 1996
   Distributor:
   Merrill Lynch
   Funds Distributor, Inc.


   This prospectus should be
   retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

                     MERRILL LYNCH U.S. TREASURY MONEY FUND
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 o PHONE NO. (609) 282-2800

                            ------------------------


     Merrill Lynch U.S. Treasury Money Fund (the 'Fund') is a no-load, diversified, open-end investment company seeking preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Treasury. For purposes of its investment policies, the Fund defines short-term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having a maturity of no more than 762 days (25 months). There can be no assurance that the investment objectives of the Fund will be realized. The Fund pays Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') a distribution fee for providing certain services in connection with the distribution of Fund shares. See 'Purchase of Shares'.


                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund dated March 28, 1996 (the 'Prospectus'), which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or writing to the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


                            ------------------------

                    MERRILL LYNCH ASSET MANAGEMENT--MANAGER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                            ------------------------


    The date of this Statement of Additional Information is March 28, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund is a no-load money market fund. Reference is made to 'Investment Objectives and Policies' in the Prospectus of the Fund for a discussion of the investment objectives and policies of the Fund.

     The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not: (1) purchase any securities other than direct obligations of the U.S. Treasury having maturities no more than 762 days (25 months); (2) act as an underwriter of securities issued by other persons; (3) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (4) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided that the Fund may purchase short-term marketable securities which are direct obligations of the U.S. Treasury; (6) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes [Usually only 'leveraged' investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.]; and (7) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's net assets, taken at market value.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Trustees and executive officers of the Fund, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each Trustee and executive officer is Merrill Lynch Asset Management, P.O. Box 9011, Princeton, New Jersey 08543-9011.


     ARTHUR ZEIKEL (63)--President and Trustee (1)(2)--President of Merrill Lynch Asset Management, L.P. (the 'Manager' or 'MLAM', which term as used herein includes its corporate predecessors) since 1977; President of Fund Asset Management, L.P. ('FAM', which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ('Princeton Services') since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ('ML & Co.') since 1990; Director of Merrill Lynch Funds Distributor, Inc. (the 'Distributor').




     DONALD CECIL (69)--Trustee (2)--1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Partners (an investment partnership) since 1982; Member of Institute of Chartered Financial Analysts; Member and Chairman of Westchester County (N.Y.) Board of Transportation.



     M. COLYER CRUM (63)--Trustee (2)--Soldiers Field Road, Boston, Massachusetts 02163. James R. Williston Professor of Investment Management, Harvard Business School, since 1971; Director of Cambridge Bancorp, Copley Properties, Inc. and Sun Life Assurance Company of Canada.



     EDWARD H. MEYER (69)--Trustee (2)--777 Third Avenue, New York, New York 10017. President of Grey Advertising, Inc. since 1968, Chief Executive Officer since 1970 and Chairman of the Board of Directors since

1972; Director of The May Department Stores Company, Bowne & Co. Inc. (financial printers), Ethan Allen Interiors, Inc. and Harman International Industries, Inc.


     JACK B. SUNDERLAND (67)--Trustee (2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (an energy company) since 1987; Member of Council on Foreign Relations since 1971.



     J. THOMAS TOUCHTON (57)--Trustee (2)--Suite 3405, One Tampa City Center, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (a private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (an electric utility holding company).



     TERRY K. GLENN (55)--Executive Vice President (1)(2)--Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.



     JOSEPH T. MONAGLE, JR. (47)--Senior Vice President (1)(2)--Senior Vice President of the Manager and FAM since 1990; Vice President of the Manager from 1978 to 1990; Senior Vice President of Princeton Services since 1993.




     JOHN NG (42)--Vice President (1)(2)--Vice President of the Manager since 1993.



     DONALD C. BURKE (35)--Vice President (1)(2)--Vice President and Director of Taxation of the Manager since 1990; employee of Deloitte & Touche LLP from 1982 to 1990.



     GERALD M. RICHARD (46)--Treasurer (1)(2)--Senior Vice President and Treasurer of the Manager and FAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981 and Treasurer since 1984.



     MARK B. GOLDFUS (49)--Secretary (1)(2)--Vice President of the Manager and FAM since 1985.

------------------
(1) Interested person, as defined in the Investment Company Act of 1940, as amended (the 'Investment Company Act'), of the Fund.
(2) Such Trustee or officer is a director or officer of certain other investment companies for which the Manager or FAM acts as investment adviser.


     At February 29, 1996 the Trustees and officers of the Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of beneficial interest of the Fund. At such date, Mr. Zeikel and the other officers of the Fund owned an aggregate of less than 1% of the outstanding common stock of ML & Co.

COMPENSATION OF TRUSTEES


     Pursuant to the terms of its management agreement (the 'Management Agreement') with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or its subsidiaries. The Fund pays each unaffiliated Trustee an annual fee of $4,000 plus a fee of $1,000 for each meeting attended and pays all Trustees' actual out-of-pocket expenses relating to attendance at meetings. Additionally, the Fund has established an Audit Committee of the Board of Trustees of which all of the unaffiliated Trustees are members. Each member of such committee receives an annual fee of $3,500 and the chairman of such committee receives an annual fee of $1,500. The total Trustees' fees and expenses aggregated $58,340 for the fiscal year ended November 30, 1995.




     The following table sets forth for the fiscal year ended November 30, 1995, compensation paid by the Fund to the non-interested Trustees and for the calendar year ended December 31, 1995, the aggregate compensation paid by all investment companies advised by MLAM and its affiliate, FAM ('MLAM/FAM Advised Funds'), to the non-interested Trustees.



                                                                        TOTAL
                                                                     COMPENSATION
                                                 PENSION OR         FROM FUND AND
                             AGGREGATE      RETIREMENT BENEFITS    MLAM/FAM ADVISED
         NAME OF            COMPENSATION     ACCRUED AS PART OF     FUNDS PAID TO
         TRUSTEE             FROM FUND         FUND EXPENSES           TRUSTEES
-------------------------   ------------    --------------------   ----------------
Donald Cecil(1)..........     $ 13,000              None               $271,850
M. Colyer Crum(1)........     $ 11,500              None               $126,600
Edward H. Meyer(1).......     $ 11,500              None               $239,225
Jack B. Sunderland(1)....     $ 11,500              None               $134,600
J. Thomas Touchton(1)....     $ 11,500              None               $134,600


------------------


(1)        The Trustees serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Cecil (34 funds and portfolios), Mr. Crum (17 funds and portfolios), Mr. Meyer (34 funds and portfolios), Mr. Sunderland (18 funds and portfolios) and Mr. Touchton (18 funds and portfolios).


MANAGEMENT AND ADVISORY ARRANGEMENTS


     Reference is made to 'Management of the Fund--Management and Advisory Arrangements' in the Prospectus for certain information concerning the management arrangements of the Fund.



     Subject to the direction of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Fund.



     The Manager has access to the expertise of its affiliate, Merrill Lynch Government Securities, Inc. ('GSI'), which is a wholly-owned subsidiary of ML & Co. In terms of dollar volume of trading, GSI is one of the largest dealers in U.S. Government securities and U.S. Government agency securities, acting both as a primary dealer and a secondary market trader. GSI is one of the reporting dealers in U.S. Government securities who report their daily position and activity to the Federal Reserve Bank of New York. In addition, the total securities and economic research facilities of Merrill Lynch are available to the Manager.

     Securities held by the Fund may also be held by, or be appropriate investments for, other funds or clients (collectively referred to as 'clients') for which the Manager, or its affiliate, FAM, acts as an investment adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the security. If purchases or sales of securities for the Fund or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective clients in a manner deemed equitable to all by the Manager or FAM. To the extent that transactions on behalf of more than one client of the Manager or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     As compensation for its services to the Fund, the Manager presently receives a fee from the Fund at the end of each month at the annual rate of 0.50% of the average daily net assets of the Fund. For the fiscal years ended November 30, 1993, 1994 and 1995, the total management fees payable by the Fund to the Manager aggregated $379,689, $337,407 and $305,869, respectively. For the fiscal years ended November 30, 1993, 1994 and 1995, the Manager voluntarily waived $327,310, $236,185 and $214,109 of its fee, respectively. This voluntary waiver may be withdrawn by the Manager at any time and without prior notice.


     The State of California imposes limitations on the expenses of the Fund. This annual expense limitation applicable to the Fund requires that the Manager reimburse the Fund in any amount necessary to prevent such operating expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions and extraordinary charges such as litigation costs) of the Fund from exceeding in any fiscal year 2.5% of the Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. No fee payment will be made to the Manager during any year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. At the date of this Statement of Additional Information, the Manager has not been required to make any reimbursement to the Fund pursuant to limitations on operating expenses.


     The Management Agreement obligates the Manager to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of the Fund, to pay all compensation of and furnish office space for officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by the Distributor (see 'Purchase and Redemption of Shares'), the Fund pays all other expenses incurred in its operations, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, reports, prospectuses and statements of additional information sent to current shareholders, charges of the Custodian and the Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. Accounting services are provided by the Manager and the Fund reimburses the Manager for its costs in connection with such services provided to the Fund. For the fiscal year ended November 30, 1995, the Fund paid $38,315 to the Manager in connection with accounting services.


     For information as to the distribution fee to be paid by the Fund to Merrill Lynch pursuant to the Distribution Agreement, see 'Purchase and Redemption of Shares'.


     The Manager is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are 'controlling persons' of the Manager (as defined in the Investment

Company Act of 1940, as amended (the 'Investment Company Act')) because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


     Duration and Termination. Unless earlier terminated as described below, the Management Agreement will continue in effect from year to year if approved annually (a) by the Trustees of the Fund or by a majority of the outstanding voting shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

                               PURCHASE OF SHARES


     Reference is made to 'Purchase of Shares' in the Prospectus of the Fund for certain information as to the purchase of Fund shares.


     The Fund is offering its shares without a sales charge at a public offering price equal to the net asset value next determined after a purchase order becomes effective. It is anticipated that the net asset value will remain constant at $1.00 per share, although this cannot be assured.


     The Distributor acts as the distributor in the continuous offering of the Fund's shares. Shares may be purchased directly from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into a selected dealer agreement. Securities dealers may charge investors a fee in connection with such transactions. Merrill Lynch has informed the Fund that it does not charge such a fee.

     The Fund's distribution agreement with the Distributor is renewable annually and may be terminated on 60 days' written notice by either party. Under such agreement, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature.

     It is the Fund's policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Fund's portfolio. The money markets in which the Fund will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal funds. Federal funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. Orders for the purchase of Fund shares shall become effective on the day Federal funds become available to the Fund and the shares being purchased will be issued at the net asset value per share next determined. If Federal funds are available to the Fund prior to 4:00 P.M., New York time, on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase.

DISTRIBUTION PLAN

     The Fund has adopted a Shareholder Servicing Plan and Agreement (the 'Plan') in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Fund is authorized to pay Merrill Lynch a fee at the end of each month at the annual rate of 0.125% of average daily net assets of Fund accounts maintained through Merrill Lynch. The Plan reimburses Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The fee is principally to provide compensation to Merrill Lynch financial consultants and other Merrill Lynch personnel for providing direct personal services to shareholders of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch which are covered under the Management Agreement (see 'Management of the Fund--Management and Advisory Arrangements') between the Fund and the Manager.


     The Trustees believe that the Fund's expenditures under the Plan benefit the Fund and its shareholders by providing better shareholder services and by facilitating the sale and distribution of Fund shares. Under the Plan, Merrill Lynch, in its sole discretion, may expend out of the fee an amount not exceeding 0.01% of such average daily net asset value as reimbursement for expenditures incurred in advertising activities promoting the sale, marketing and distribution of the shares of the Fund. For the fiscal year ended November 30, 1995, $73,258 was paid to Merrill Lynch pursuant to the Plan (based on average net assets subject to the Plan of $61.2 million). At February 29, 1996, the net assets of the Fund subject to the Plan aggregated approximately $59.5 million. At this asset level, the annual fee payable to Merrill Lynch pursuant to the Plan would aggregate $74,350. All of such amounts were allocated to Merrill Lynch financial consultants, other Merrill Lynch personnel and related administrative costs.


     Among other things, the Plan provides that Merrill Lynch shall provide and the Trustees of the Fund shall review quarterly reports of the distribution expenditures made by Merrill Lynch pursuant to the Plan. In their consideration of the Plan, the Trustees must consider all factors they deem relevant, including information regarding the benefits of the Plan to the Fund and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees of the Fund who are not 'interested persons' of the Fund as defined in the Investment Company Act ('Independent Trustees') shall be committed to the discretion of the Independent Trustees then in office. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

                              REDEMPTION OF SHARES

     Reference is made to 'Redemption of Shares' in the Prospectus for certain information as to the repurchase and redemption of Fund shares.

     The right to receive payment with respect to any redemption of Fund shares may be suspended by the Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of portfolio securities is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.


     The total value of the shareholder's investment in the Fund at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned.

                       PURCHASE AND REDEMPTION OF SHARES
                     THROUGH MERRILL LYNCH RETIREMENT PLANS

     Merrill Lynch offers four types of self-directed retirement plans for which it acts as passive custodian (the 'Retirement Plans'). These plans are an individual retirement account ('IRA'), The Merrill Lynch Tax-Deferred Basic(Trademark) Retirement Plan, designed for sole proprietors, partnerships and small corporations (the 'Basic Plan'), a simplified employee pension plan ('SEP') and a special IRA available through payroll deductions to individuals through their employers, labor unions and other employee associations that have chosen to make such IRAs available on a voluntary basis through the Merrill Lynch Blueprint(Service Mark) Program. Information concerning the establishment and maintenance of Retirement Plans and investments by Retirement Plan accounts is contained in the Retirement Plan documents available from Merrill Lynch.

PURCHASE BY RETIREMENT PLANS

     Special purchase procedures apply in the case of the Retirement Plans. The minimum initial purchase for participants in Retirement Plans is $100, and the minimum subsequent purchase is $1. In addition, participants in the Retirement Plans may elect to have cash balances in their Retirement Plan account automatically invested in the Fund.

     Cash balances of participants who elect to have such funds automatically invested in the Fund will be invested as follows. Cash balances arising from the sale of securities held in the Retirement Plan account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Fund and will be invested in shares of the Fund on the business day following the day that proceeds with respect thereto are received in the Retirement Plan account. Proceeds giving rise to cash balances from the sale of securities held in the Retirement Plan account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Fund and will be invested in shares of the Fund on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the Retirement Plan account or from a contribution to the Retirement Plan are invested in shares of the Fund on the business day following the date the payment is received in the Retirement Plan account. Cash balances of less than $1.00 will not be invested and no return will be earned.


     A participant in the IRA, Basic or SEP Retirement Plans who has not elected to have cash balances automatically invested in shares of the Fund may enter a purchase order through his or her Merrill Lynch financial consultant.


REDEMPTIONS BY RETIREMENT PLANS

     Distributions from Retirement Plans to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to penalty taxes. There are, however, no adverse tax consequences resulting from redemptions of shares of the Fund where the redemption proceeds remain in the Retirement Plan account or are otherwise invested therein.


     The Fund has instituted an automatic redemption procedure for participants in the Retirement Plans who have elected to have cash balances in their accounts automatically invested in shares of the Fund. In the case of such participants, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to purchase other securities (such as common stocks) that the participant has selected for investment in his or her Retirement Plan account.



     Any shareholder may redeem shares of the Fund by submitting a written notice of redemption to Merrill Lynch. Participants in IRA, Basic and SEP Retirement Plans should contact their Merrill Lynch financial consultant to effect such redemptions. Participants in the IRA program through the Merrill Lynch Blueprint(Service Mark) Program should contact Merrill Lynch at the toll-free number furnished to them to effect such redemptions. Redemption requests should not be sent to the Fund. If inadvertently sent to the Fund, they will be forwarded to Merrill Lynch. The notice must bear the signature of the person in whose name the Retirement Plan is maintained, signed exactly as his or her name appears on his or her Retirement Plan adoption agreement.


CONFIRMATIONS

     All purchases and redemptions of Fund shares and dividend reinvestments will be confirmed to participants in the IRA, Basic and SEP Retirement Plans (rounded to the nearest share) in the statement which is sent quarterly to all participants in IRA Retirement Plans and monthly to all participants in Basic and SEP Retirement Plans.

     Participants in the IRA program through the Merrill Lynch Blueprint(Service
Mark) Program will receive quarterly statements reflecting all purchases, redemptions and dividend reinvestments of Fund shares, and, at least monthly, will receive an individual confirmation with respect to each redemption of Fund shares and each purchase of such shares other than purchases which are made automatically through payroll deductions.

                             PORTFOLIO TRANSACTIONS

     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees of the Fund, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread) of the securities offered, the size, type and difficulty of transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     The securities in which the Fund invests are traded in the over-the-counter market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own accounts. On occasion, securities may be purchased directly from the U.S. Treasury. The Treasury securities in which the Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including GSI and Merrill Lynch, may not serve as the Fund's dealer in connection with such transactions, except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.


     The Securities and Exchange Commission has issued an exemptive order permitting the Fund to conduct principal transactions with GSI in U.S. Government securities. This order contains a number of conditions, including conditions designed to insure that the price to the Fund from GSI is equal to or better than that available from other sources. GSI has informed the Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, Merrill Lynch Money Markets, Inc., to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread from transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved. During the fiscal year ended November 30, 1994, the Fund engaged in four such transactions aggregating approximately $32.7 million. During the fiscal year ended November 30, 1995 the Fund engaged in no such transactions.


     The Trustees of the Fund have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads, by conducting such portfolio transactions through affiliated entities, including GSI and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the permissive order described above could be offset against the management fee payable by the Fund to the Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for the Fund's custodian to receive any tender offer solicitation fees on behalf of the Fund payable with respect to portfolio securities of the Fund.

     The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund is determined by the Manager once daily, immediately after the daily declaration of dividends, on each day during which the New York Stock Exchange or New York banks are open for business. Such determination is made as of the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) or, on days when the New York Stock Exchange is closed but New York banks are open, at 4:00 P.M., New York time. As a result of this procedure, the net asset value is determined each day except for days on which both the New York Stock Exchange and New York banks are closed. Both the New York Stock Exchange and New York banks are closed for New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed under the 'penny rounding' method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


     In accordance with the Securities and Exchange Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government securities which may have remaining maturities of up to 762 days (25 months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.

Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a 'penny rounded' basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Fund.


     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See 'Taxes'.

                               YIELD INFORMATION

     The Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield on the Fund shares reflects realized gains and losses on portfolio securities. In accordance with regulations adopted by the Securities and Exchange Commission, the Fund is required to disclose its annualized yield for certain seven-day periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also reflects realized gains or losses on portfolio securities.


     The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares.

The yield is affected by such factors as changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.


                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch.

INVESTMENT ACCOUNT


     Every shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the applicable public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his or her dealer. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent at (800) 221-7210 toll-free. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners.


     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's shares will not be issued physically. Shares are maintained by the Fund on its register maintained by the Transfer Agent, and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

AUTOMATIC INVESTMENT PLAN

     The Fund offers an Automatic Investment Plan in connection with accounts maintained at the Transfer Agent whereby the Transfer Agent is authorized through preauthorized checks of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. See the Purchase Application in the Prospectus. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor.

ACCRUED MONTHLY PAYOUT PLAN

     The dividends of the Fund are reinvested automatically in additional shares. Shareholders with accounts maintained at the Transfer Agent desiring cash payments may enroll in the Accrued Monthly Payout Plan, under which shares equal in number to shares credited through the automatic reinvestment of dividends and distributions during each month are redeemed at net asset value on the last Friday of such month in order to meet the monthly distribution. Investors may open an Accrued Monthly Payout Plan by completing the appropriate portion of the Purchase Application in the Prospectus. A shareholder's Accrued Monthly Payout Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor.

SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price of $5,000 or more, and monthly withdrawals for shareholders with shares with such a value of $10,000 or more. The quarterly periods end on the 24th day of March, June, September and December. See the Purchase Application in the Prospectus.


     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her shares. Redemptions will be made at net asset value as determined at the close of business on the New York Stock Exchange on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor. A shareholder may not elect to make systematic withdrawals while he or she is enrolled in the Accrued Monthly Payout Plan.


     Withdrawal payments should not be considered as dividends, yield or income. Withdrawals are sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment will be reduced correspondingly. Shareholders are cautioned not to designate withdrawal programs that result in an undue reduction of principal. There are no minimums on amounts that may be systematically withdrawn. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

RETIREMENT PLANS

     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch. In addition, eligible shareholders of the Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. Participants in these plans may invest in the Fund and in certain other mutual funds sponsored by Merrill Lynch. Information with respect to these plans is available upon request from the Distributor. See 'Purchase of Shares' in the Prospectus and 'Purchase and Redemption of Shares through Merrill Lynch Retirement Plans' herein.

     Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

EXCHANGE PRIVILEGE

     Shareholders of the Fund who have held all or part of their shares for at least 15 days may exchange their shares of the Fund for Class D shares of mutual funds advised by the Manager or FAM described below (collectively referred to as the 'MLAM-advised mutual funds') on the basis described below. Shares with a net asset value of at least $250 are required to qualify for the exchange privilege. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor. The exchange privilege available to participants in the Merrill Lynch Blueprint(Service Mark) Program may be different from that available to other investors.


     Alternatively, shareholders may exchange shares of the Fund for Class A shares of one of the MLAM-advised mutual funds if the shareholder holds any Class A shares of that fund in his or her account in which the exchange is made at the time of the exchange or is otherwise an eligible Class A investor. An eligible Class A investor includes the following: certain employer sponsored retirement or savings plans, including eligible 401(k) plans, provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates; corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised mutual funds; participants in certain investment programs including TMA(Service Mark) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services and certain purchases made in connection with the Merrill Lynch Mutual Fund Adviser program; and ML & Co. and its subsidiaries and their directors and employees and members of the Boards of MLAM-advised investment companies, including the Fund.


     Shareholders of the Fund also may exchange shares of the Fund into shares of Class A Share Money Market Funds, as listed below.

     Under the exchange privilege, each of the funds offers to exchange its shares ('new shares') for shares ('outstanding shares') of any of the other funds, on the basis of relative net asset value per share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding shares and the sales charge payable at the time of the exchange on the new shares. At the present time, the shares of each of the funds are sold with varying sales charges. With respect to outstanding shares as to which previous exchanges have taken place, the 'sales charge previously paid' shall include the aggregate of the charges paid with respect to such shares in the initial purchase and any subsequent exchange. Shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds. For purposes of the exchange privilege, dividend reinvestment shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the shares on which the dividend was paid. Based on this formula, an exchange of shares of the Fund, which are sold on a no-load basis, for shares of the other funds, which are sold with a sales charge, generally will require the payment of a sales charge.

     The investment objectives of the other funds into which exchanges can be made are as follows:

Funds Issuing Class A, Class B, Class C and Class D Shares:

MERRILL LYNCH ADJUSTABLE RATE
  SECURITIES FUND, INC................  High current income, consistent with a policy of limiting the degree of
                                          fluctuation in net asset value by
                                          investing primarily in a portfolio
                                          of adjustable rate securities
                                          consisting principally of mortgage-
                                          backed and asset-backed securities.

MERRILL LYNCH AMERICAS INCOME FUND,
  INC.................................  A high level of current income, consistent with prudent investment
                                          risk, by investing primarily in debt
                                          securities denominated in a currency
                                          of a country located in the Western
                                          Hemisphere (i.e., North and South
                                          America and the surrounding waters).

MERRILL LYNCH ARIZONA LIMITED MATURITY
  MUNICIPAL BOND FUND.................  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and Arizona income taxes as is
                                          consistent with prudent investment
                                          management through investment in a
                                          portfolio primarily of
                                          intermediate-term investment grade
                                          Arizona Municipal Bonds.

MERRILL LYNCH ARIZONA MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Arizona

                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH ARKANSAS MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Arkansas
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH ASSET GROWTH FUND,
  INC.................................  High total investment return, consistent with prudent risk, from
                                          investment in United States and
                                          foreign equity, debt and money
                                          market securities the combination of
                                          which will be varied both with
                                          respect to types of securities and
                                          markets in response to changing
                                          market and economic trends.

MERRILL LYNCH ASSET INCOME FUND,
  INC.................................  A high level of current income through investment primarily in United States
                                          fixed income securities.

MERRILL LYNCH BASIC VALUE FUND,
  INC.................................  Capital appreciation and, secondarily, income through investment in
                                          securities, primarily equities, that
                                          are undervalued and therefore
                                          represent basic investment value.

MERRILL LYNCH CALIFORNIA INSURED
  MUNICIPAL BOND FUND.................  A portfolio of Merrill Lynch
                                          California Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and California
                                          income taxes as is consistent with
                                          prudent investment management
                                          Merrill Lynch California Insured
                                          through investment in a portfolio
                                          consisting primarily of insured
                                          California Municipal Bonds.


MERRILL LYNCH CALIFORNIA LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and California income taxes as is
                                          consistent with prudent investment
                                          management through investment in a
                                          Merrill Lynch California Limited
                                          portfolio primarily of
                                          intermediate-term investment grade
                                          California Municipal Bonds.

MERRILL LYNCH CALIFORNIA MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          California Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and California
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH CAPITAL FUND, INC.......  The highest total investment return consistent with prudent risk through a
                                          fully managed investment policy
                                          utilizing equity, debt and
                                          convertible securities.

MERRILL LYNCH COLORADO MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Colorado
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH CONNECTICUT MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Connecticut
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH CORPORATE BOND FUND,

  INC.................................  Current income from three separate diversified portfolios of fixed income
                                          securities.

MERRILL LYNCH DEVELOPING CAPITAL
  MARKETS FUND, INC...................  Long-term capital appreciation through investment in securities, principally
                                          equities, of issuers in countries
                                          having smaller capital markets.

MERRILL LYNCH DRAGON FUND, INC........  Capital appreciation primarily through investment in equity and debt
                                          securities of issuers domiciled in
                                          developing countries located in Asia
                                          and the Pacific Basin.

MERRILL LYNCH EUROFUND................  Capital appreciation primarily through investment in equity securities of
                                          corporations domiciled in Europe.

MERRILL LYNCH FEDERAL SECURITIES
  TRUST...............................  High current return through investments in U.S. Government and
                                          Government agency securities,
                                          including GNMA mortgage-backed
                                          certificates and other
                                          mortgage-backed Government
                                          securities.

MERRILL LYNCH FLORIDA LIMITED MATURITY
  MUNICIPAL BOND FUND.................  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          income taxes as is consistent with
                                          prudent investment management while
                                          serving to offer shareholders the
                                          opportunity to own securities exempt
                                          from Florida intangible personal
                                          property taxes through investment in
                                          a portfolio primarily of
                                          intermediate-term investment grade
                                          Florida Municipal Bonds.

MERRILL LYNCH FLORIDA MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a

                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal income taxes as
                                          is consistent with prudent
                                          investment management while seeking
                                          to offer shareholders the
                                          opportunity to own securities exempt
                                          from Florida intangible personal
                                          property taxes.

MERRILL LYNCH FUND FOR TOMORROW,
  INC.................................  Long-term growth through investment in a portfolio of good quality
                                          securities, primarily common stock,
                                          potentially positioned to benefit
                                          from demographic and cultural
                                          changes as they affect consumer
                                          markets.

MERRILL LYNCH FUNDAMENTAL GROWTH
  FUND, INC...........................  Long-term growth through investment in a diversified portfolio of equity
                                          securities placing particular
                                          emphasis on companies that have
                                          exhibited above-average growth rate
                                          in earnings.

MERRILL LYNCH FUNDAMENTAL VALUE
  PORTFOLIO ..........................  A portfolio of Merrill Lynch Asset
  (Available only for exchanges by        Builder Program, Inc., a series fund,
  certain individual retirement           whose objective is to provide
  accounts forwhich Merrill Lynch         capital appreciation and income by
  acts as custodian and by                investing in securities, with at
  certain CBA(Registered) Accounts        least 65% of the portfolio's assets
  and CMA(Registered) Sub-Accounts)       being invested in equities.


MERRILL LYNCH GLOBAL ALLOCATION
  FUND, INC...........................  High total return, consistent with prudent risk, through a fully-managed
                                          investment policy utilizing United
                                          States and foreign equity, debt and
                                          money market securities, the
                                          combination of which will be varied
                                          from time to time both with respect
                                          to types of securities and markets
                                          in response to changing market and

                                          economic trends.

MERRILL LYNCH GLOBAL BOND FUND FOR
  INVESTMENT AND RETIREMENT...........  High total investment return from investment in a global portfolio of
                                          debt instruments denominated in
                                          various currencies and multinational
                                          currency units.

MERRILL LYNCH GLOBAL CONVERTIBLE
  FUND, INC...........................  High total return from investment primarily in an internationally
                                          diversified portfolio of convertible
                                          debt securities, convertible
                                          preferred stock and 'synthetic'
                                          convertible securities consisting of
                                          a combination of debt securities or
                                          preferred stock and warrants or
                                          options.

MERRILL LYNCH GLOBAL HOLDINGS,
  INC. ...............................  The highest total investment return
  (Residents of Arizona must meet         consistent with prudent risk through
  investor suitability standards)         worldwide investment in an
                                          internationally diversified
                                          portfolio of securities.

MERRILL LYNCH GLOBAL OPPORTUNITY
  PORTFOLIO ..........................  A portfolio of Merrill Lynch Asset
  (Available only for exchanges by        Builder Program, Inc., a series fund,
  certain individual retirement           whose objective is to provide a high
  accounts for which Merrill              total investment return through an
  Lynch acts as custodian and by          investment policy utilizing U.S. and
  certain CBA(Registered) Accounts and    foreign equity, debt and money
  CMA(Registered) Sub-Accounts)           market securities, the combination
                                          of which will vary depending upon
                                          changing market and economic trends.

MERRILL LYNCH GLOBAL RESOURCES
  TRUST...............................  Long-term growth and protection of capital from investment in securities
                                          of domestic and foreign companies
                                          that possess substantial natural
                                          resource assets.

MERRILL LYNCH GLOBAL SMALLCAP FUND,
  INC.................................  Long-term growth of capital by investing primarily in equity
                                          securities of companies with
                                          relatively small market
                                          capitalizations located in various
                                          foreign countries and in the United
                                          States.

MERRILL LYNCH GLOBAL UTILITY FUND,
  INC.................................  Capital appreciation and current income through investment of at least
                                          65% of its total assets in equity
                                          and debt securities issued by
                                          domestic and foreign companies which
                                          are primarily engaged in the
                                          ownership or operation of facilities
                                          used to generate, transmit or
                                          distribute electricity,
                                          telecommunications, gas or water.

MERRILL LYNCH GROWTH FUND FOR
  INVESTMENT AND RETIREMENT...........  Growth of capital and, secondarily, income from investment in a
                                          diversified portfolio of equity
                                          securities placing principal
                                          emphasis on those securities which
                                          management of the fund believes to
                                          be undervalued.

MERRILL LYNCH GROWTH OPPORTUNITY
  PORTFOLIO ..........................  A portfolio of Merrill Lynch Asset
  (Available only for exchanges by        Builder Program, Inc., a series fund,
  certain individual retirement           whose objective is to seek long- term
  accounts for which Merrill Lynch        growth of capital by investing in a
  acts as custodian and by certain        portfolio of equity securities
  CBA(Registered) Accounts and            placing particular emphasis on
  CMA(Registered) Sub-Accounts)           companies that have exhibited
                                          above-average growth rates in
                                          earnings.

MERRILL LYNCH HEALTHCARE FUND,
  INC. ...............................  Capital appreciation through worldwide
  (Residents of Wisconsin must meet       investment in equity securities of
  investor suitability standards)         companies that derive or are
  suitability standards)                  expected to derive a substantial
                                          portion of their sales from products
                                          and services in healthcare.

MERRILL LYNCH INTERNATIONAL EQUITY
  FUND................................  Capital appreciation and, secondarily, income by investing in a diversified
                                          portfolio of equity securities of
                                          issuers located in countries other
                                          than the United States.


MERRILL LYNCH LATIN AMERICA FUND,
  INC.................................  Capital appreciation by investing primarily in Latin American equity and
                                          debt securities.

MERRILL LYNCH MARYLAND MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Maryland
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH MASSACHUSETTS LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and Massachusetts income taxes as is
                                          consistent with prudent investment
                                          management through investment in a
                                          portfolio primarily of
                                          intermediate-term investment grade
                                          Massachusetts Municipal Bonds.

MERRILL LYNCH MASSACHUSETTS MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Merrill Lynch
                                          Massachusetts Municipal Federal and
                                          Massachusetts income taxes as is
                                          consistent with prudent investment
                                          management.

MERRILL LYNCH MICHIGAN LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and Michigan income taxes as is
                                          consistent with prudent investment
                                          management through investment in a

                                          portfolio primarily of
                                          intermediate-term investment grade
                                          Michigan Municipal Bonds.

MERRILL LYNCH MICHIGAN MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Michigan
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH MINNESOTA MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Minnesota
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH MUNICIPAL BOND FUND,
  INC.................................  Tax-exempt income from three separate diversified portfolios of municipal
                                          bonds.

MERRILL LYNCH MUNICIPAL INTERMEDIATE
  TERM FUND...........................  Currently the only portfolio of
                                          Merrill Lynch Municipal Series Trust,
                                          a series fund, whose objective is to
                                          provide as high a level as possible
                                          of income exempt from Federal income
                                          taxes by investing in investment
                                          grade obligations with a dollar
                                          weighted average maturity of five to
                                          twelve years.

MERRILL LYNCH NEW JERSEY LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and New Jersey income taxes as is
                                          consistent with prudent investment
                                          management through a portfolio

                                          primarily of intermediate-term
                                          investment grade New Jersey
                                          Municipal Bonds.

MERRILL LYNCH NEW JERSEY MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and New Jersey
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH NEW MEXICO MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and New Mexico
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH NEW YORK LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal,
                                          New York State and New York City
                                          income taxes as is consistent with
                                          prudent investment management
                                          through investment in a portfolio
                                          primarily of intermediate-term
                                          investment grade New York Municipal
                                          Bonds.

MERRILL LYNCH NEW YORK MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal, New York State
                                          and New York City income taxes as is
                                          consistent with prudent investment
                                          management.

MERRILL LYNCH NORTH CAROLINA MUNICIPAL

  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and North
                                          Carolina income taxes as is
                                          consistent with prudent investment
                                          management.

MERRILL LYNCH OHIO MUNICIPAL BOND
  FUND................................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Ohio income
                                          taxes as is consistent with prudent
                                          investment management.

MERRILL LYNCH OREGON MUNICIPAL
  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Oregon
                                          income tax as is consistent with
                                          prudent investment management.

MERRILL LYNCH PACIFIC FUND, INC.......  Capital appreciation by investing in equity securities of corporations
                                          domiciled in Far Eastern and Western
                                          Pacific countries, including Japan,
                                          Australia, Hong Kong, and Singapore.

MERRILL LYNCH PENNSYLVANIA LIMITED
  MATURITY MUNICIPAL BOND FUND........  A portfolio of Merrill Lynch
                                          Multi-State Limited Maturity Municipal
                                          Series Trust, a series fund, whose
                                          objective is to provide as high a
                                          level of income exempt from Federal
                                          and Pennsylvania income taxes as is
                                          consistent with prudent investment
                                          management through investment in a
                                          portfolio of intermediate-term
                                          investment grade Pennsylvania
                                          Municipal Bonds.

MERRILL LYNCH PENNSYLVANIA MUNICIPAL

  BOND FUND...........................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal and Pennsylvania
                                          income taxes as is consistent with
                                          prudent investment management.

MERRILL LYNCH PHOENIX FUND, INC.......  Long-term growth of capital by investing in equity and fixed income
                                          securities, including tax-exempt
                                          securities, of issuers in weak
                                          financial condition or experiencing
                                          poor operating results believed to
                                          be undervalued relative to the
                                          current or prospective conditions of
                                          such issuer.

MERRILL LYNCH QUALITY BOND
  PORTFOLIO ..........................  A portfolio of Merrill Lynch Asset
  (Available only for exchanges by        Builder Program, Inc., a series fund,
  certain individual retirement           whose objective is to provide a high
  accounts for which Merrill Lynch        level of current income through
  acts as custodian and by certain        investment in a diversified
  CBA(Registered) Accounts and            portfolio of debt obligations, such
  CMA(Registered) Sub-Accounts)           as corporate bonds and notes,
                                          convertible securities, preferred
                                          stocks and governmental obligations.

MERRILL LYNCH SHORT-TERM GLOBAL INCOME
  FUND, INC...........................  As high a level of current income as is consistent with prudent investment
                                          management from a global portfolio
                                          of high quality debt securities
                                          denominated in various currencies
                                          and multinational currency units and
                                          having remaining maturities not
                                          exceeding three years.

MERRILL LYNCH SPECIAL VALUE FUND,
  INC.................................  Long-term growth of capital from investments in securities, primarily
                                          common stocks, of relatively small
                                          companies believed to have special
                                          investment value and emerging growth
                                          companies regardless of size.

MERRILL LYNCH STRATEGIC DIVIDEND
  FUND................................  Long-term total return from investment in dividend-paying common stocks which
                                          yield more than Standard & Poor's
                                          500 Composite Stock Price Index.

MERRILL LYNCH TECHNOLOGY FUND, INC....  Capital appreciation through worldwide investment in equity securities of
                                          companies that derive or are
                                          expected to derive a substantial
                                          portion of their sales from products
                                          and services in technology.

MERRILL LYNCH TEXAS MUNICIPAL BOND
  FUND................................  A portfolio of Merrill Lynch
                                          Multi-State Municipal Series Trust, a
                                          series fund, whose objective is to
                                          provide as high a level of income
                                          exempt from Federal income taxes as
                                          is consistent with prudent
                                          investment management by investing
                                          primarily in a portfolio of
                                          long-term, investment grade
                                          obligations issued by the State of
                                          Texas, its political sub-divisions,
                                          agencies and instrumentalities.


MERRILL LYNCH U.S. GOVERNMENT
  SECURITIES PORTFOLIO ...............  A portfolio of Merrill Lynch Asset
  (Available only for exchanges by        Builder Program, Inc., a series fund,
  certain individual retirement           whose objective is to provide a high
  accounts for which Merrill Lynch        current return through investments
  acts as custodian and by certain        in U.S. Government and government
  CBA(Registered) Accounts and            agency securities, including GNMA
  CMA(Registered) Sub-Accounts)           mortgage-backed government
                                          securities.

MERRILL LYNCH UTILITY INCOME FUND,
  INC.................................  High current income through investment in equity and debt securities issued
                                          by companies which are primarily
                                          engaged in the ownership or
                                          operation of facilities used to
                                          generate, transmit or distribute
                                          electricity, telecommunications, gas
                                          or water.

MERRILL LYNCH WORLD INCOME FUND,
  INC.................................  High current income by investing in a global portfolio of fixed income
                                          securities denominated in various
                                          currencies, including multinational

                                          currencies.

Class A Share Money Market Funds:

MERRILL LYNCH READY ASSETS TRUST......  Preservation of capital, liquidity and the highest possible current income
                                          consistent with the foregoing
                                          objectives from the short-term money
                                          market securities in which the Trust
                                          invests.

MERRILL LYNCH RETIREMENT RESERVES
  MONEY FUND .........................  Currently the only portfolio of
  (Available only if the exchange         Merrill Lynch Retirement Series Trust,
  occurs within certain retirement        a series fund, whose objectives are
  plans)                                  current income, preservation of
                                          capital and liquidity available from
                                          investing in a diversified portfolio
                                          of short-term money market
                                          securities.

MERRILL LYNCH U.S.A. GOVERNMENT
  RESERVES............................  Preservation of capital, current income and liquidity available from
                                          investing in direct obligations of
                                          the U.S. Government and repurchase
                                          agreements relating to such
                                          securities.

Class B, Class C and Class D Share
Money Market Funds:
MERRILL LYNCH GOVERNMENT FUND.........  A portfolio of Merrill Lynch Funds for
                                          Institutions Series, a series fund,
                                          whose objective is to provide
                                          current income consistent with
                                          liquidity and security of principal
                                          from investment in securities issued
                                          or guaranteed by the U.S.
                                          Government, its agencies and
                                          instrumentalities and in repurchase
                                          agreements secured by such
                                          obligations.

MERRILL LYNCH INSTITUTIONAL FUND......  A portfolio of Merrill Lynch Funds for
                                          Institutions Series, a series fund,
                                          whose objective is to provide
                                          maximum current income consistent
                                          with liquidity and the maintenance

                                          of a high quality portfolio of money
                                          market securities.

MERRILL LYNCH INSTITUTIONAL
  TAX-EXEMPT FUND.....................  A portfolio of Merrill Lynch Funds for
                                          Institutions Series, a series fund,
                                          whose objective is to provide
                                          current income exempt from Federal
                                          income taxes, preservation of
                                          capital and liquidity available from
                                          investing in a diversified portfolio
                                          of short-term, high quality
                                          municipal bonds.

MERRILL LYNCH TREASURY FUND...........  A portfolio of Merrill Lynch Funds for
                                          Institutions Series, a series fund,
                                          whose objective is to provide
                                          current income consistent with
                                          liquidity and security of principal
                                          from investment in direct
                                          obligations of the U.S. Treasury and
                                          up to 10% of its total assets in
                                          repurchase agreements secured by
                                          such obligations.

     Before effecting an exchange, shareholders of the Fund should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale for Federal income tax purposes and depending on the circumstances, a short- or long-term capital gain or loss may be realized. In addition, an exchanging shareholder of any of the funds may be subject to backup withholding unless such shareholder certifies under penalty of perjury that the taxpayer identification number on file with any such fund is correct, and that he or she is not otherwise subject to backup withholding. See 'Taxes'.

     To exercise the exchange privilege, shareholders may either contact their listed securities dealer, who will advise the Fund of the exchange, or write to the Transfer Agent requesting that the exchange be effected. Such letter must be signed by an 'eligible guarantor institution' as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Shareholders of the Fund, and shareholders of the other funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealer. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated at any time in accordance with the rules of the Securities and Exchange Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                                     TAXES

FEDERAL

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ('RICs') under the Internal Revenue Code of 1986, as amended (the 'Code'). If it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Fund intends to distribute substantially all of such income.


     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as 'ordinary income dividends') are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ('capital gain dividends') are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     If the value of assets held by the Fund declines, the Board of Directors may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.


     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.


     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.



     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent it does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and gains in the manner necessary to minimize imposition of the excise tax, there can be no assurance that sufficient amounts of the Fund's taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.



     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Ordinary income and capital gain dividends may also be subject to state and local taxes.


     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Treasury obligations. State law varies as to whether dividend income attributable to U.S. Treasury obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Declaration of Trust of the Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus of the Fund. Shares of the Fund are fully paid and non-assessable by the Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to any Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund.

CUSTODIAN


     The Bank of New York (the 'Custodian'), 90 Washington Street, 12th Floor, New York, New York 10286, acts as custodian of the Fund's assets. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest on the Fund's investments.


TRANSFER AGENT


     Merrill Lynch Financial Data Services, Inc. (the 'Transfer Agent'), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, a subsidiary of ML & Co., acts as the Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.


INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to ratification by the shareholders of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

LEGAL COUNSEL

     Brown & Wood, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

REPORTS TO SHAREHOLDERS


     The fiscal year of the Fund ends on the last day of November of each year. The Fund will send to its shareholders at least semi-annually reports showing its portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to the shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


ADDITIONAL INFORMATION


     The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act, to which reference is hereby made.



     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares on March 1, 1996.



     All time references are to New York time.

                         ------------------------------


     The Declaration of Trust establishing the Fund, a copy of which, together with all amendments thereto (the 'Declaration') is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Merrill Lynch U.S. Treasury Money Fund' refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund but the 'Trust Property' (as defined in the Declaration) only shall be liable.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders,
Merrill Lynch U.S. Treasury Money Fund:



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund as of November 30, 1995, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period April 15, 1991 (commencement of operations) to November 30, 1991. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Princeton, New Jersey
January 5, 1996

SCHEDULE OF INVESTMENTS                                                               (in Thousands)
                                            Face          Interest         Maturity         Value
Issue                                      Amount           Rate             Date         (Note 1a)
US Government Obligations--100.9%

US Treasury Bills*                        $   80           5.32 %         12/07/95         $    80
                                             716           5.365          12/21/95             714
                                             294           5.38           12/21/95             293
                                           4,414           5.40           12/21/95           4,400
                                           4,982           5.60           12/21/95           4,966
                                             596           5.61           12/21/95             594
                                             367           5.23            1/04/96             365
                                           1,650           5.27            1/04/96           1,642
                                           5,000           5.26            1/11/96           4,969
                                           1,764           5.29            1/11/96           1,753
                                             318           5.31            1/11/96             316
                                           6,008           5.315           1/11/96           5,971
                                             603           5.385           1/11/96             599
                                             143           5.41            1/18/96             142
                                           5,000           5.405           1/25/96           4,959
                                           3,204           5.42            2/01/96           3,174
                                             376           5.26            2/08/96             372
                                           3,339           5.315           2/08/96           3,304
                                             139           5.34            2/08/96             138
                                              87           5.355           2/08/96              86
                                             105           5.36            2/08/96             104
                                             413           5.385           2/08/96             409
                                           5,000           5.325           2/15/96           4,943
                                           2,000           5.36            2/15/96           1,977
                                             393           5.32            3/07/96             387
                                           2,199           5.335           3/07/96           2,167
                                           2,000           5.42            7/25/96           1,931

US Treasury Notes                          1,400           4.625           2/29/96           1,397
                                           2,650           9.375           4/15/96           2,686
                                           2,000           5.875           5/31/96           2,003

Total US Government Obligations (Cost--$56,835)                                             56,841

Total Investments (Cost--$56,835)--100.9%                                                   56,841

Liabilities in Excess of Other Assets--(0.9%)                                                 (523)
                                                                                           -------
Net Assets--100.0%                                                                         $56,318
                                                                                           =======

*US Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.



See Notes to Financial Statements.

FINANCIAL INFORMATION


Statement of Assets and Liabilities as of November 30, 1995
Assets:             Investments, at value (identified cost--$56,835,418*)(Note 1a)                         $  56,841,364
                    Cash                                                                                           5,195
                    Interest receivable                                                                           47,412
                    Deferred organization expenses (Note 1d)                                                       4,176
                    Prepaid registration fees and other assets (Note 1d)                                          32,185
                                                                                                           -------------
                    Total assets                                                                              56,930,332
                                                                                                           -------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                        $     537,723
                      Distributor (Note 2)                                                       12,341
                      Investment adviser (Note 2)                                                 7,163          557,227
                                                                                          -------------
                    Accrued expenses and other liabilities                                                        54,712
                                                                                                           -------------
                    Total liabilities                                                                            611,939
                                                                                                           -------------

Net Assets:         Net assets                                                                             $  56,318,393
                                                                                                           =============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                      $   5,631,245
                    Paid-in capital in excess of par                                                          50,681,202
                    Unrealized appreciation on investments--net                                                    5,946
                                                                                                           -------------
                    Net assets--Equivalent to $1.00 per share based on 56,312,447 shares
                    of beneficial interest outstanding                                                     $  56,318,393
                                                                                                           =============


                   *Cost for Federal income tax purposes. As of November 30, 1995, net unrealized appreciation for Federal income tax purposes amounted to
                    $5,946, of which $6,870 related to appreciated securities and $924 related to depreciated securities.

Statement of Operations
                                                                                    For the Year Ended November 30, 1995
Investment Income   Interest and amortization of premium and discount earned                               $   3,466,655
(Note 1c):                                                                                                 -------------


Expenses:           Investment advisory fees (Note 2)                                     $     305,869
                    Professional fees                                                            77,728
                    Distribution fees (Note 2)                                                   73,258
                    Trustees' fees and expenses                                                  58,340
                    Registration fees (Note 1d)                                                  57,680
                    Printing and shareholder reports                                             42,696
                    Accounting services (Note 2)                                                 38,315
                    Transfer agent fees (Note 2)                                                 38,247
                    Amortization of organization expenses (Note 1d)                              11,208
                    Custodian fees                                                                8,921
                    Other                                                                         6,804
                                                                                          -------------
                    Total expenses before reimbursement                                         719,066
                    Reimbursement of expenses (Note 2)                                         (214,109)
                                                                                          -------------
                    Total expenses after reimbursement                                                           504,957
                                                                                                           -------------
                    Investment incomes--net                                                                    2,961,698
                                                                                                           -------------

Realized &          Realized gain on investments--net                                                             27,069
Unrealized Gain     Change in unrealized appreciation/depreciation on investments--net                            29,282
(Loss) on                                                                                                  -------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                   $   3,018,049
(Note 1c):                                                                                                 =============

                    See Notes to Financial Statements.

FINANCIAL INFORMATION (concluded)

Statements of Changes in Net Assets
                                                                                          For the Year Ended November 30,
Increase (Decrease) in Net Assets:                                                             1995            1994
Operations:         Investment income--net                                                $   2,961,698    $   2,116,526
                    Realized gain on investments--net                                            27,069           13,396
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                             29,282          (23,496)
                                                                                          -------------    -------------
                    Net increase in net assets resulting from operations                      3,018,049        2,106,426
                                                                                          -------------    -------------

Dividends &         Investment income--net                                                   (2,961,698)      (2,116,526)
Distributions to    Realized gain on investments--net                                           (27,069)         (13,396)
Shareholders                                                                              -------------    -------------
(Note 1e):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                            (2,988,767)      (2,129,922)
                                                                                          -------------    -------------

Beneficial          Net proceeds from sale of shares                                        162,573,091      188,819,746
Interest            Net asset value of shares issued to shareholders in
Transactions        reinvestment of dividends and distributions (Note 1e)                     2,976,127        2,122,334
(Note 3):                                                                                 -------------    -------------
                                                                                            165,549,218      190,942,080
                    Cost of shares redeemed                                                (166,444,550)    (204,278,073)
                                                                                          -------------    -------------
                    Net decrease in net assets derived from beneficial interest
                    transactions                                                               (895,332)     (13,335,993)
                                                                                          -------------    -------------

Net Assets:         Total decrease in net assets                                               (866,050)     (13,359,489)
                    Beginning of year                                                        57,184,443       70,543,932
                                                                                          -------------    -------------
                    End of year                                                           $  56,318,393    $  57,184,443
                                                                                          =============    =============



Financial Highlights
                                                                                                                 For the
                                                                                                                  Period
The following per share data and ratios have been derived                                                       April 15,
from information provided in the financial statements.                                                          1991++ to
                                                                           For the Year Ended November 30,       Nov. 30,
Increase (Decrease) in Net Asset Value:                                  1995       1994      1993      1992       1991
Per Share           Net asset value, beginning of period               $  1.00    $  1.00   $  1.00   $  1.00    $  1.00

Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income--net                               .0484      .0317     .0262     .0312      .0328
                    Realized and unrealized gain (loss) on
                    investments--net                                     .0009     (.0002)    .0010     .0014      .0029
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                     .0493      .0315     .0272     .0326      .0357
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                            (.0484)    (.0317)   (.0262)   (.0312)    (.0328)
                      Realized gain on investments--net                 (.0004)    (.0002)   (.0004)   (.0020)    (.0029)*
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                   (.0488)    (.0319)   (.0266)   (.0332)    (.0357)
                                                                       -------    -------   -------   -------    -------
                    Net asset  value, end of period                    $  1.00    $  1.00   $  1.00   $  1.00    $  1.00
                                                                       =======    =======   =======   =======    =======
                    Total investment return                              4.99%      3.22%     2.69%     3.37%      5.58%**
                                                                       =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement and excluding
Net Assets:         distribution fees                                     .71%       .59%      .41%      .53%       .27%**
                                                                       =======    =======   =======   =======    =======
                    Expenses, net of reimbursement                        .83%       .71%      .53%      .65%       .39%**
                                                                       =======    =======   =======   =======    =======
                    Expenses                                             1.18%      1.06%      .96%     1.16%      1.55%**
                                                                       =======    =======   =======   =======    =======
                    Investment income and realized gain on
                    investments--net                                     4.89%      3.16%     2.66%     3.41%      5.45%**
                                                                       =======    =======   =======   =======    =======


Supplemental        Net assets, end of period (in thousands)           $56,318    $57,184   $70,544   $80,978    $94,301
Data:                                                                  =======    =======   =======   =======    =======


                  ++Commencement of Operations.
                   *Includes unrealized gain (loss).
                  **Annualized.


                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Treasury securities in which the Fund invests are traded primarily in the over-the-counter markets. Except as set forth below, these securities are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in Treasury securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution
Agreement and Distribution Plan with Merrill Lynch Funds
Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund. The Investment Advisory Agreement obligates MLAM to reimburse the Fund to the extent the Fund's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary charges such as litigation costs) exceed 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets, and 1.5% of the remaining average daily net assets.

No fee payment will be made to MLAM during the period which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. For the year ended November 30, 1995, MLAM earned fees of $305,869, of which $214,109 was voluntarily waived.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which MLFD receives a fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. This fee is to compensate MLFD for the services it provides and the expenses borne by MLFD under the Distribution Agreement. As authorized by the Plan, MLFD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such

NOTES TO FINANCIAL STATEMENTS (concluded)

services relate to the sale, promotion, and marketing of the shares of the Fund. For the year ended November 30, 1995, MLFD earned
$73,258 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.




Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, MLPF&S, and/or ML & Co.



3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

                            ------------------------

                               TABLE OF CONTENTS


                                PAGE
                                ----
Investment Objectives and
  Policies....................    2
Management of the Fund........    2
  Trustees and Officers.......    2
  Compensation of Trustees....    4
  Management and Advisory
     Arrangements.............    4
Purchase of Shares............    6
  Distribution Plan...........    6
Redemption of Shares..........    7
Purchase and Redemption of
  Shares
  through Merrill Lynch
  Retirement Plans............    8
Portfolio Transactions........    9
Determination of Net Asset
  Value.......................   10
Yield Information.............   11
Shareholder Services..........   12
  Investment Account..........   12
  Automatic Investment Plan...   12
  Accrued Monthly Payout
     Plan.....................   13
  Systematic Withdrawal
     Plans....................   13
  Retirement Plans............   13
  Exchange Privilege..........   14
Taxes.........................   27
  Federal.....................   27
General Information...........   28
  Description of Shares.......   28
  Custodian...................   29
  Transfer Agent..............   29
  Independent Auditors........   29
  Legal Counsel...............   29
  Reports to Shareholders.....   29
  Additional Information......   29
Independent Auditors'
  Report......................   30
Financial Statements..........   31




Code #11625-0396


   [Artwork]

                                     [Artwork]

   Merrill Lynch U.S. Treasury
   Money Fund is organized
   as a Massachusetts business
   trust. It is not a bank nor
   does it offer fiduciary or
   trust services. Shares of the
   Fund are not equivalent to
   a bank account. A share-
   holder's investment in the
   Fund is not insured by any
   Government agency.

   STATEMENT OF
   ADDITIONAL
   INFORMATION


   March 28, 1996

   Distributor:
   Merrill Lynch
   Funds Distributor, Inc.

                           PART C: OTHER INFORMATION:


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements:

     Contained in Part A:


     Financial Highlights for each of the years in the four-year period ended November 30, 1995 and the period April 15, 1991 (commencement of operations) to November 30, 1991.


     Contained in Part B:


     Schedule of Investments as of November 30, 1995



     Statement of Assets and Liabilities as of November 30, 1995



     Statement of Operations for the year ended November 30, 1995



     Statements of Changes in Net Assets for the years ended November 30, 1995 and 1994



    Financial Highlights for each of the years in the four-year period ended November 30, 1995 and the period April 15, 1991 (commencement of operations) to November 30, 1991


     (b) Exhibits:


EXHIBIT
NUMBER                                            DESCRIPTION
    1 (a)  -- Declaration of Trust dated October 30, 1990.(a)
      (b)  -- Amendment to the Declaration of Trust dated February 1, 1991.(a)
    2      -- By-Laws of Registrant.(a)
    3      -- None.

    4      -- Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust, as amended, and By-Laws of the Registrant.(b)
    5 (a)  -- Management Agreement between Registrant and Merrill Lynch Asset
              Management, L.P.(a)



    5 (b)  -- Supplement to Management Agreement between Registrant and Merrill
              Lynch Asset Management, L.P. (a)

    6 (a)  -- Distribution Agreement between Registrant and Merrill Lynch Funds
              Distributor, Inc.(a)
      (b)  -- Selected Dealer Agreement.(a)
    7      -- None.
    8      -- Custody Agreement between Registrant and The Bank of New York.(a)
    9      -- Transfer Agency, Shareholder Servicing Agency and Proxy Agency
              Agreement between Registrant and Merrill Lynch Financial Data
              Services, Inc.(a)

   10      -- Opinion of Brown & Wood, counsel for Registrant.


   11      -- Consent of Deloitte & Touche LLP, independent auditors for
              Registrant.
   12      -- None.
   13      -- Certificate of Merrill Lynch Asset Management, L.P.(a)
   14 (a)  -- IRA, SEP and Self-Directed Plans, as defined in Parts A and B of this Registration Statement.(c)
      (b)  -- Prototype Merrill Lynch Tax-Deferred Basic(TradeMark) Retirement
              Plan available from Merrill Lynch, Pierce, Fenner & Smith
              Incorporated.(c)
   15      -- Form of Shareholder Servicing Plan and Agreement of
              Registrant.(a)
   16      -- None.
   17      -- Financial Data Schedule for the fiscal year ended November 30,
              1995.
   18      -- None.


---------------


 (a)  Filed as an Exhibit to Post-Effective Amendment No. 5 to the
      Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A (the 'Registration Statement').
 (b)  Reference is made to Article II, Section 2.3 and Articles V, VI, VIII,
      IX, X and XI of the Registrant's Declaration of Trust, filed as
      Exhibit 1(a) to the Registration Statement and to Articles I, V and
      VII of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.
 (c)  Incorporated by reference to Exhibit 14 to Post-Effective Amendment
      No. 1 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Retirement Series Trust (File No.
      2-74584).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


                                                              NUMBER OF
                                                              HOLDERS AT
TITLE OF CLASS                                            FEBRUARY 29, 1996
-------------------------------------------------------  --------------------
Shares of beneficial interest, par value $0.10 per
  share................................................             1439



          Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.


ITEM 27.  INDEMNIFICATION.

          Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         'The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.'


     The Registrant's by-laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the 'Investment Company Act') may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.


     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the 'Securities Act'), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus.



     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and principal underwriter in connection with the successful defense of any action or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Merrill Lynch Asset Management, L.P. ('MLAM' or the 'Manager') acts as investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.



     Fund Asset Management, L.P. ('FAM'), an affiliate of MLAM, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc.,

Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured

Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio II, Inc., Senior Strategic Income Fund, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Institutional Intermediate Fund and Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ('MLFD') is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') and Merrill Lynch & Co., Inc. ('ML & Co.') is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ('MLFDS') is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.



     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since December 1, 1993 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the preceding paragraph and Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are officers or directors/trustees of one or more of such companies.



                                               OTHER SUBSTANTIAL BUSINESS
                         POSITIONS WITH         PROFESSION, VOCATION OR
NAME                         MANAGER                   EMPLOYMENT
--------------------  ---------------------  ------------------------------

ML & Co.............  Limited Partner        Financial Services Holding
                                               Company
Princeton
  Services..........  General Partner        General Partner of FAM

Arthur Zeikel.......  President              President of FAM; President
                                               and Director of Princeton
                                               Services; Director of MLFD;
                                               Executive Vice President of
                                               ML & Co.

Terry K. Glenn......  Executive Vice         Executive Vice President of
                        President              FAM; Executive Vice President
                                               and Director of Princeton
                                               Services; President and
                                               Director of MLFD; Director
                                               of MLFDS; President of
                                               Princeton Administrators,
                                               L.P.

Vincent R.
  Giordano..........  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

Elizabeth Griffin...  Senior Vice President  Senior Vice President of FAM

Norman R. Harvey....  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

N. John Hewitt......  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

Philip L.
  Kirstein..........  Senior Vice President, Senior Vice President, General
                        General Counsel and    Counsel and Secretary of FAM;
                        Secretary              Senior Vice President,
                                               General Counsel, Director
                                               and Secretary of Princeton
                                               Services; Director of MLFD

Ronald M. Kloss.....  Senior Vice President  Senior Vice President and
                        and Controller         Controller of FAM; Senior Vice
                                               President and Controller of
                                               Princeton Services

Stephen M.M.
  Miller............  Senior Vice President  Executive Vice President of
                                               Princeton Administrators, L.P.

Joseph T. Monagle,
  Jr................  Senior Vice President  Senior Vice President of FAM;

                                               Senior Vice President of
                                               Princeton Services

Richard L. Reller...  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

Gerald M. Richard...  Senior Vice President  Senior Vice President and
                        and Treasurer          Treasurer of FAM; Senior Vice
                                               President and Treasurer of
                                               Princeton Services; Vice
                                               President and Treasurer of
                                               MLFD

                                               OTHER SUBSTANTIAL BUSINESS
                         POSITIONS WITH         PROFESSION, VOCATION OR
NAME                         MANAGER                   EMPLOYMENT
--------------------  ---------------------  ------------------------------
Ronald L. Welburn...  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

Anthony Wiseman.....  Senior Vice President  Senior Vice President of FAM;
                                               Senior Vice President of
                                               Princeton Services

ITEM 29.  PRINCIPAL UNDERWRITERS.


     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.



     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Crook, Brady, Breen, Fatseas and Wasel is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2633.




                                     (2)                                (3)
                            POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                              WITH MLFD                       WITH REGISTRANT
-------------------------  -----------------------  -------------------------------------------
Terry K. Glenn...........  President and Director   Executive Vice President
Arthur Zeikel............  Director                 President and Trustee
Philip L. Kirstein.......  Director                 None
William E. Aldrich.......  Senior Vice President    None
Robert W. Crook..........  Senior Vice President    None
Kevin P. Boman...........  Vice President           None
Michael J. Brady.........  Vice President           None
William M. Breen.........  Vice President           None
Sharon Creveling.........  Vice President and       None
                             Assistant Treasurer
Mark A. DeSario..........  Vice President           None
James T. Fatseas.........  Vice President           None
Michelle T. Lau..........  Vice President           None
Debra W.
  Landsman-Yaros.........  Vice President           None
Gerald M. Richard........  Vice President and       Treasurer
                             Treasurer
Salvatore Venezia........  Vice President           None
William Wasel............  Vice President           None
Robert Harris............  Secretary                None


     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31.  MANAGEMENT SERVICES.

     Other than as set forth under the caption 'Management of the Fund--Management and Advisory Arrangements' in the Prospectus constituting Part A of the Registration Statement and under the caption 'Management of the Fund--Management and Advisory Arrangements' in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not

a party to any management-related services contract.

ITEM 32.  UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(b) OF THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 27TH DAY OF MARCH, 1996.


                                          MERRILL LYNCH U.S. TREASURY MONEY FUND
                                                       (Registrant)


                                          By:         /s/ TERRY K. GLENN
                                              ----------------------------------
                                              (Terry K. Glenn, Executive Vice
                                                        President)


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE(S) INDICATED.


        SIGNATURE                    TITLE                DATE
-------------------------  -------------------------  --------------

     ARTHUR ZEIKEL*       President and Trustee      March 27, 1996
-------------------------    (Principal Executive
     (Arthur Zeikel)         Officer)
  GERALD M. RICHARD*
-------------------------
  (Gerald M. Richard)      Treasurer (Principal       March 27, 1996
                             Financial and
                             Accounting Officer)
      DONALD CECIL*        Trustee
-------------------------
     (Donald Cecil)

     M. COLYER CRUM*       Trustee
-------------------------
    (M. Colyer Crum)

    EDWARD H. MEYER*       Trustee
-------------------------

    (Edward H. Meyer)

   JACK B. SUNDERLAND*     Trustee
-------------------------
  (Jack B. Sunderland)

   J. THOMAS TOUCHTON*     Trustee
-------------------------
  (J. Thomas Touchton)

  *By /s/TERRY K. GLENN                               March 27, 1996
-------------------------
    (Terry K. Glenn,
    Attorney-in-Fact)

                                 EXHIBIT INDEX


 EXHIBIT
  NUMBER                                                  DESCRIPTION
----------  --------------------------------------------------------------------------------------------------------
10          --Opinion of Brown & Wood, counsel for the Registrant
11          --Consent of Deloitte & Touche LLP, independent auditors for the Registrant
17          --Financial Data Schedule for the fiscal year ended November 30, 1995